UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	1/31/2016

Item 1. Schedule of Investments

Prudential Absolute Return Bond Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 95.6%
ASSET-BACKED SECURITIES — 29.2%
Collateralized Debt Obligation — 0.1%
Landmark VIII CDO Ltd. (Cayman Islands), Series 2006-8A, Class A2, 144A	0.950	%(a)	10/19/20	2,500	$2,453,679

Collateralized Loan Obligations — 15.9%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.072	%(a)	07/15/26	13,250	13,128,137
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A2A, 144A	2.622	%(a)	07/15/26	8,500	8,044,143
ACAS CLO Ltd. (Cayman Islands), Series 2013-1A, Class A, 144A	1.804	%(a)	04/20/25	6,050	5,974,080
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B1, 144A	2.624	%(a)	07/20/26	5,000	4,901,095
AIMCO CLO (Cayman Islands), Series 2014-AA, Class B2, 144A	4.580%		07/20/26	1,000	968,920
ALM Loan Funding CLO (Cayman Islands), Series 2014-14A, Class A2, 144A	2.721	%(a)	07/28/26	500	490,776
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2014-5A, Class A, 144A	2.222	%(a)	10/15/26	24,750	24,565,778
Atlas Senior Loan Fund CLO Ltd. (Cayman Islands), Series 2014-6A, Class A, 144A	2.162	%(a)	10/15/26	250	247,702
Babson CLO Ltd. (Cayman Islands), Series 2013-IA, Class A, 144A	1.724	%(a)	04/20/25	2,070	2,030,280
Ballyrock CLO LLC (Cayman Islands), Series 2013-1A, Class A, 144A	1.550	%(a)	05/20/25	9,800	9,587,629
Battalion CLO IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	2.021	%(a)	10/22/25	5,450	5,405,512
Battalion CLO VII Ltd. (Cayman Islands), Series 2014-7A, Class A1, 144A	2.220	%(a)	10/17/26	12,500	12,368,599
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.150	%(a)	04/18/27	12,500	12,380,715
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A1, 144A	1.822	%(a)	07/15/24	11,200	11,037,263
Benefit Street Partners CLO II Ltd. (Cayman Islands), Series 2013-IIA, Class A2B, 144A	3.339%		07/15/24	10,000	9,710,034
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.770	%(a)	04/17/25	10,300	10,163,566
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, 144A	2.370	%(a)	04/17/25	5,250	5,173,090
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B2, 144A	3.020%		04/17/25	6,200	5,936,308
Cavalry CLO II (Cayman Islands), Series 2013-2A, Class A, 144A	1.970	%(a)	01/17/24	4,200	4,133,094
ECP CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1A, 144A	2.072	%(a)	07/15/26	7,600	7,453,297
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.020	%(a)	01/17/26	4,500	4,451,266
Galaxy CLO Ltd. (Cayman Islands), Series 2014-18A, Class A, 144A	2.092	%(a)	10/15/26	23,800	23,573,436
ICG US CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1B, 144A	3.280%		01/25/27	11,000	10,737,281

ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.762	%(a)	04/15/24	1,600	1,582,903
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	1.769	%(a)	04/25/25	1,000	988,969
ING Investment Management CLO Ltd. (Cayman Islands), Series 2013-2A, Class A2B, 144A	3.070%		04/25/25	2,000	1,918,122

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.162	%(a)	04/15/27	12,000	11,761,944
KVK CLO Ltd. (Cayman Islands), Series 2014-3A, Class B, 144A	2.722	%(a)	10/15/26	7,250	6,981,946
Limerock CLO II Ltd. (Cayman Islands), Series 2014-2A, Class A, 144A	2.121	%(a)	04/18/26	2,000	1,973,219
Magnetite IX CLO Ltd. (Cayman Islands), Series 2014-9A, Class A1, 144A	2.039	%(a)	07/25/26	5,000	4,944,992
Magnetite XI CLO Ltd. (Cayman Islands), Series 2014-11A, Class A1, 144A	2.070	%(a)	01/18/27	5,750	5,674,636
Neuberger Berman CLO XII Ltd. (Cayman Islands), Series 2012-12A, Class BR, 144A	2.719	%(a)	07/25/23	2,250	2,231,316
Ocean Trails CLO IV (Cayman Islands), Series 2013-4A, Class A, 144A	1.659	%(a)	08/13/25	9,900	9,746,694
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330%		09/18/24	8,000	7,976,640
OneMain Financial Issuance Trust, Series 2015-1A, Class B, 144A	3.850%		03/18/26	2,000	2,011,080
OneMain Financial Issuance Trust, Series 2015-2A, Class B, 144A(b)	3.100%		07/18/25	5,000	4,933,250
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-2A, Class A1A, 144A	2.124	%(a)	07/20/27	12,000	11,737,680
Race Point VIII CLO Ltd. (Cayman Islands), Series 2013-8A, Class A, 144A	1.620	%(a)	02/20/25	1,000	984,871
Regatta III Funding Ltd. (Cayman Islands), Series 2014-1A, Class A1A, 144A	2.142	%(a)	04/15/26	1,500	1,490,354
Shackleton VI CLO Ltd. (Cayman Islands), Series 2014-6A, Class A1, 144A	2.100	%(a)	07/17/26	19,500	19,343,988
Sheridan Square CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	1.672	%(a)	04/15/25	10,400	10,224,436
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.072	%(a)	10/15/26	2,750	2,693,988
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A	3.324	%(a)	10/20/23	550	549,435
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2013-2A, Class A1, 144A	2.070	%(a)	01/18/26	4,750	4,714,764
Treman Park CLO LLC (Cayman Islands), Series 2015-1A, Class A, 144A	2.124	%(a)	04/20/27	16,750	16,560,817
Vibrant CLO Ltd. (Cayman Islands), Series 2015-3A, Class A1, 144A	2.254	%(a)	04/20/26	28,000	27,747,549
Voya CLO Ltd. (Cayman Islands), Series 2014-3A, Class A1, 144A	2.039	%(a)	07/25/26	8,000	7,917,758

					359,153,352

Non-Residential Mortgage-Backed Securities — 2.1%
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.071	%(a)	05/05/27	15,250	15,048,172
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1, 144A	1.771	%(a)	07/22/25	4,200	4,151,685
Sierra Timeshare Receivables Funding LLC, Series 2012-3A, Class A, 144A	1.870%		08/20/29	205	204,058
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	3.014	%(a)	08/17/22	250	245,318
Springleaf Funding Trust, Series 2015-AA, Class A, 144A	3.160%		11/15/24	19,350	19,194,610
Springleaf Funding Trust, Series 2015-AA, Class B, 144A	3.620%		11/15/24	3,430	3,412,997
Springleaf Funding Trust, Series 2015-AA, Class C, 144A	5.040%		11/15/24	6,000	5,965,737

					48,222,577

Residential Mortgage-Backed Securities — 11.1%
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A2	1.627	%(a)	10/25/34	4,256	4,237,933
Accredited Mortgage Loan Trust, Series 2004-3, Class 2A5	1.507	%(a)	10/25/34	2,176	2,006,954
Accredited Mortgage Loan Trust, Series 2005-3, Class M1	0.870	%(a)	09/25/35	2,000	1,962,358
ACE Securities Corp. Home Equity Loan Trust, Series 2004-FM1, Class M1	1.327	%(a)	09/25/33	625	583,495
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A1	1.147	%(a)	10/25/34	1,834	1,804,760
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-1, Class M1	1.772	%(a)	02/25/33	2,151	2,017,408
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1	1.182	%(a)	12/25/33	4,665	4,525,294
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-R10, Class A2C	0.757	%(a)	01/25/36	509	499,979
Amortizing Residential Collateral Trust, Series 2002-BC8, Class A3	1.427	%(a)	11/25/32	984	951,919
Argent Securities, Inc., Series 2003-W5, Class M1	1.472	%(a)	10/25/33	62	60,556
Argent Securities, Inc., Series 2003-W7, Class M1	1.457	%(a)	03/25/34	1,518	1,481,890
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W8, Class M1	1.472	%(a)	12/25/33	1,048	987,588
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-W9, Class M1	1.457	%(a)	01/25/34	2,558	2,365,850
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AF	4.123	%(a)	05/25/34	294	297,598
Argent Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-W6, Class AV5	1.227	%(a)	05/25/34	587	545,177
Asset Backed Funding Certificates, Series 2004-OPT5, Class A1	1.127	%(a)	06/25/34	1,531	1,418,598
Asset-Backed Pass-Through Certificates, Series 2004-R2, Class A1A	1.112	%(a)	04/25/34	3,471	3,411,338
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A2	1.107	%(a)	11/25/33	1,758	1,652,587
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B	1.387	%(a)	11/25/33	3,546	3,148,838
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE3, Class M1	1.237	%(a)	06/25/34	3,571	3,324,089
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	1.147	%(a)	09/25/34	1,360	1,344,026
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2005-HE1, Class M1	1.177	%(a)	03/25/35	5,448	5,229,155
Bayview Opportunity Master Fund liib NPL Trust, Series 2015-NPLA, Class A, 144A	3.721	%(a)	07/28/35	12,192	12,219,293
Bear Stearns Asset-Backed Securities I Trust, Series 2004-FR2, Class M2	1.442	%(a)	06/25/34	1,100	990,675
Bear Stearns Asset-Backed Securities I Trust, Series 2004-HE11, Class M2	2.002	%(a)	12/25/34	5,568	5,483,499
Bear Stearns Asset-Backed Securities Trust, Series 2002-2, Class A1	1.087	%(a)	10/25/32	1,826	1,729,799
Bear Stearns Asset-Backed Securities Trust, Series 2003-3, Class A2	1.607	%(a)	06/25/43	184	174,907
Bear Stearns Asset-Backed Securities Trust, Series 2003-HE1, Class M1	1.517	%(a)	01/25/34	2,418	2,330,055
Bear Stearns Asset-Backed Securities Trust, Series 2004-HE5, Class M1	1.282	%(a)	07/25/34	5,039	4,779,821
Chase Funding Trust, Series 2002-3, Class 2A1	1.067	%(a)	08/25/32	379	343,923
Chase Funding Trust, Series 2003-4, Class 1A5	5.416%		05/25/33	1,033	1,064,419

Citigroup Mortgage Loan Trust, Inc., Series 2005-OPT1, Class M1	1.057	%(a)	02/25/35	317	304,836
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5	5.010	%(a)	11/25/34	231	236,433
Countrywide Asset-Backed Certificates, Series 2003-BC4, Class M1	1.477	%(a)	07/25/33	1,161	1,086,747
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	1.477	%(a)	11/25/34	1,103	1,045,183
Countrywide Asset-Backed Certificates, Series 2004-1, Class M1	1.177	%(a)	03/25/34	239	227,957
Countrywide Asset-Backed Certificates, Series 2004-3, Class 1A	0.847	%(a)	08/25/34	8,662	7,936,730
Countrywide Asset-Backed Certificates, Series 2004-6, Class 1A1	0.967	%(a)	12/25/34	2,463	2,245,554
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB3, Class AF1	3.379	%(a)	12/25/32	201	195,874
Credit-Based Asset Servicing and Securitization LLC, Series 2003-CB5, Class M1	1.442	%(a)	11/25/33	193	182,456
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB1, Class AF1	4.520%		10/25/32	1,974	1,966,506
Encore Credit Receivables Trust, Series 2005-2, Class M2	1.117	%(a)	11/25/35	3,037	2,964,215
EquiFirst Mortgage Loan Trust, Series 2005-1, Class M2	1.102	%(a)	04/25/35	1,531	1,486,582
Finance America Mortgage Loan Trust, Series 2003-1, Class M1	1.477	%(a)	09/25/33	2,760	2,532,720
Finance America Mortgage Loan Trust, Series 2004-2, Class M1	1.252	%(a)	08/25/34	8,009	7,392,940
First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A2	1.187	%(a)	08/25/34	1,720	1,581,829
First Franklin Mortgage Loan Trust, Series 2005-FF3, Class M3	1.147	%(a)	04/25/35	6,500	6,334,139
First NLC Trust, Series 2005-2, Class M1	0.907	%(a)	09/25/35	1,270	1,243,438
Fremont Home Loan Trust, Series 2004-4, Class M1	1.222	%(a)	03/25/35	2,512	2,331,799
GSAMP Trust, Series 2003-HE2, Class A1A, 144A	1.027	%(a)	08/25/33	1,158	1,065,197
GSAMP Trust, Series 2004-AR1, Class A2B	1.627	%(a)	06/25/34	1,422	1,403,010
GSAMP Trust, Series 2004-FM1, Class M1	1.402	%(a)	11/25/33	366	341,796
GSAMP Trust, Series 2004-FM2, Class M1	1.177	%(a)	01/25/34	2,343	2,155,533
GSAMP Trust, Series 2004-NC2, Class A1B	1.327	%(a)	10/25/34	1,787	1,655,156
Home Equity Asset Trust, Series 2003-6, Class M1	1.477	%(a)	02/25/34	1,499	1,409,684
Home Equity Asset Trust, Series 2004-3, Class M1	1.282	%(a)	08/25/34	1,678	1,594,080
Home Equity Asset Trust, Series 2004-7, Class A2	1.267	%(a)	01/25/35	1,050	992,418
HSBC Home Equity Loan Trust U.S.A., Series 2007-3, Class A4	1.926	%(a)	11/20/36	939	939,648
JPMorgan Mortgage Acquisition Corp., Series 2005-OPT2, Class M1	0.857	%(a)	12/25/35	916	855,387
Long Beach Mortgage Loan Trust, Series 2003-4, Class AV1	1.047	%(a)	08/25/33	1,464	1,299,074
Long Beach Mortgage Loan Trust, Series 2004-2, Class A1	0.862	%(a)	06/25/34	985	912,449
Mastr Asset-Backed Securities Trust, Series 2003-OPT1, Class M2	3.202	%(a)	12/25/32	2,310	2,315,075
Mastr Asset-Backed Securities Trust, Series 2003-WMC2, Class M2	2.897	%(a)	08/25/33	1,258	1,234,238
Mastr Asset-Backed Securities Trust, Series 2005-NC1, Class M1	1.147	%(a)	12/25/34	8,247	7,472,902
Merrill Lynch Mortgage Investors Trust, Series 2002-HE1, Class A1	1.427	%(a)	08/25/32	4,039	3,890,932
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE3, Class M1	1.447	%(a)	10/25/33	5,057	4,701,844
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC6, Class M1	1.627	%(a)	06/25/33	927	890,715

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC8, Class M1	1.477	%(a)	09/25/33	840	792,787
Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-NC10, Class M1	1.447	%(a)	10/25/33	1,147	1,077,691
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE3, Class M1	1.282	%(a)	03/25/34	835	787,446
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE4, Class M1	1.327	%(a)	05/25/34	6,799	6,433,909
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE5, Class M1	1.372	%(a)	06/25/34	1,186	1,110,445
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC3, Class M1	1.222	%(a)	03/25/34	2,918	2,765,018
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC5, Class M1	1.327	%(a)	05/25/34	368	334,335
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-NC6, Class M1	1.327	%(a)	07/25/34	2,383	2,241,645
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-OP1, Class M1	1.297	%(a)	11/25/34	1,941	1,743,426
Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-WMC1, Class M1	1.357	%(a)	06/25/34	190	183,188
Morgan Stanley Home Equity Loan Trust, Series 2006-1, Class A2C	0.757	%(a)	12/25/35	290	279,597
New Century Home Equity Loan Trust, Series 2005-3, Class M2	0.917	%(a)	07/25/35	1,500	1,449,836
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-3, Class A1	1.007	%(a)	06/25/33	2,014	1,829,353
Option One Mortgage Accep Corp. Asset-Backed Certificates, Series 2003-4, Class A2	1.067	%(a)	07/25/33	900	836,252
Option One Mortgage Loan Trust, Series 2004-1, Class M1	1.327	%(a)	01/25/34	2,137	1,979,452
Option One Mortgage Loan Trust, Series 2005-1, Class A4	1.227	%(a)	02/25/35	512	509,092
Option One Mortgage Loan Trust, Series 2005-3, Class M1	0.897	%(a)	08/25/35	1,722	1,707,074
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3	1.267	%(a)	01/25/36	1,500	1,426,764
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2005-WCW1, Class M1	0.877	%(a)	09/25/35	1,859	1,846,843
RAMP Trust, Series 2005-EFC2, Class M3	0.917	%(a)	07/25/35	2,922	2,857,395
RAMP Trust, Series 2005-EFC3, Class M3	0.917	%(a)	08/25/35	1,706	1,654,042
RASC Trust, Series 2005-KS3, Class M4	1.132	%(a)	04/25/35	2,000	1,987,086
RASC Trust, Series 2005-KS8, Class M1	0.837	%(a)	08/25/35	1	1,252
RASC Trust, Series 2005-KS11, Class M1	0.827	%(a)	12/25/35	800	761,143
Saxon Asset Securities Trust, Series 2005-3, Class M1	0.882	%(a)	11/25/35	1,041	1,025,634
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M1	1.207	%(a)	02/25/34	1,703	1,575,330
Securitized Asset-Backed Receivables LLC Trust, Series 2004-OP1, Class M1	1.192	%(a)	02/25/34	5,389	4,978,900
Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1	1.327	%(a)	11/25/34	2,122	1,957,822
Specialty Underwriting & Residential Finance Trust, Series 2004-BC2, Class M1	1.252	%(a)	05/25/35	3,385	3,146,342
Specialty Underwriting & Residential Finance Trust, Series 2004-BC3, Class M1	1.357	%(a)	07/25/35	1,938	1,844,684
Specialty Underwriting & Residential Finance Trust, Series 2004-BC4, Class A2C	1.407	%(a)	10/25/35	1,518	1,461,554
Structured Asset Investment Loan Trust, Series 2004-1, Class A3	1.227	%(a)	02/25/34	3,744	3,555,332

Structured Asset Investment Loan Trust, Series 2004-8, Class A8	1.427	%(a)	09/25/34		2,123	2,090,249
Structured Asset Investment Loan Trust, Series 2004-9, Class A7	1.427	%(a)	10/25/34		4,359	4,295,238
Structured Asset Investment Loan Trust, Series 2004-BNC1, Class A2	1.427	%(a)	09/25/34		4,086	3,933,905
Structured Asset Investment Loan Trust, Series 2005-3, Class M2	1.087	%(a)	04/25/35		2,000	1,911,754
Structured Asset Investment Loan Trust, Series 2005-4, Class M2	1.087	%(a)	05/25/35		2,894	2,878,139
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M1	0.827	%(a)	11/25/35		169	166,612
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-WF4, Class M2	0.857	%(a)	11/25/35		950	920,639
Volt XXVII LLC, Series 2014-NPL7, Class A1, 144A	3.375%		08/27/57		4,312	4,246,466
Volt XXX LLC, Series 2015-NPL1, Class A1, 144A	3.625%		10/25/57		10,431	10,277,717
Volt XXXI LLC, Series 2015-NPL2, Class A1, 144A	3.375%		02/25/55		9,774	9,635,031
Volt XXXIII LLC, Series 2015-NPL5, Class A1, 144A	3.500	%(a)	03/25/55		5,022	4,934,202
Volt XXXIV LLC, Series 2015-NPL7, Class A1, 144A	3.250%		02/25/55		1,886	1,850,491

						252,679,969

TOTAL ASSET-BACKED SECURITIES (cost $665,963,600)						662,509,577

BANK LOANS(a) — 4.0%
Aerospace & Defense
Wesco Aircraft Hardware Corp.	2.930%		12/07/17		747	704,952

Airlines — 0.1%
United Airlines	3.250%		04/01/19		1,289	1,275,677

Automotive — 0.1%
Chrysler Group LLC	3.250%		12/31/18		2,455	2,435,625
Chrysler Group LLC	3.500%		05/24/17		80	79,195

						2,514,820

Brokerage — 0.1%
LPL Holdings, Inc.(c)	4.250%		03/29/21		1,466	1,436,842

Cable — 0.2%
CSC Holdings LLC	3.107%		04/17/20		1,960	1,953,137
Intelsat Jackson Holdings SA (Luxembourg)	3.750%		06/30/19		949	907,186
Virgin Media Investment Holdings Ltd. (United Kingdom)	3.500%		06/30/23		1,010	987,819

						3,848,142

Capital Goods — 0.3%
ADS Waste Holdings, Inc.	3.750%		10/09/19		1,412	1,368,410
OGF SA, Private Placement	3.750%		10/30/20	EUR	2,781	3,006,236
RBS Global, Inc./Rexnord LLC	4.000%		08/21/20		3,421	3,263,017

						7,637,663

Chemicals — 0.2%
Axalta Coating Systems US Holdings	3.750%		02/01/20		1,794	1,775,125
CeramTec GmbH (Germany)	4.250%		08/30/20	EUR	1,700	1,826,255
Macdermid, Inc.	5.500%		06/08/20		975	905,357

						4,506,737

Consumer — 0.2%
Motor Fuel Group (United Kingdom)	6.000%		07/15/22	GBP	3,000	4,167,854

Electric — 0.1%
Calpine Construction Finance Co. LP	3.000%		05/04/20		512	480,096
Calpine Corp.	4.000%		10/09/19		484	470,447
NRG Energy, Inc.	2.750%		07/01/18		945	922,607

						1,873,150

Food & Beverage — 0.5%
Albertsons Holdings LLC	5.125%		08/23/19		7,976	7,800,929
B.C. Unlimited Liability Co.	3.750%		12/10/21		1,926	1,912,009
Pinnacle Foods Finance LLC	3.000%		04/29/20		1,656	1,633,070

						11,346,008

Gaming — 0.1%
CCM Merger, Inc.	4.500%		08/06/21		331	329,240
MGM Resorts International	3.320%		12/20/17		1,455	1,443,360

						1,772,600

Healthcare & Pharmaceutical — 0.8%
CHS Community Health Systems, Inc.	2.657%		01/25/19		4,250	4,147,290
CHS Community Health Systems, Inc.	3.657%		12/31/18		2,060	2,025,573
CHS Community Health Systems, Inc.	3.750%		12/31/19		126	120,761
CHS Community Health Systems, Inc.	4.000%		01/27/21		231	222,196
Grifols Worldwide OPS Ltd.	3.603%		02/26/21		2,576	2,564,713
Mallinckrodt International Finance (Luxembourg)	3.500%		03/19/21		3,012	2,913,989
Ortho Clinical Diagnostics, Inc.	4.750%		06/30/21		2,216	1,940,604
Valeant Pharmaceuticals International, Inc.	3.750%		08/05/20		2,000	1,917,500
Valeant Pharmaceuticals International, Inc.	4.000%		04/01/22		1,976	1,895,047

						17,747,673

Lodging — 0.1%
Hilton Worldwide Finance LLC	3.500%		10/26/20		1,633	1,628,855

Media & Entertainment — 0.2%
CBS Outdoor Americas CAP LLC	3.000%		02/01/21		3,375	3,328,594
Entravision Communications Corp.	3.500%		05/29/20		844	823,765

						4,152,359

Packaging
Berry Plastics Group, Inc.	3.750%		01/06/21		908	896,648

Retailers — 0.3%
Douglas Holdings AG (Germany)	6.000%		08/13/22	EUR	2,000	2,166,589
Euro Garages (United Kingdom)(c)	—	%(d)	01/31/23	GBP	2,100	2,958,642
Staples, Inc.	4.750%		02/02/22		2,200	2,178,000

						7,303,231

Technology — 0.5%
Avago Technologies Finance Pte Ltd. (Indonesia)	3.750%		05/06/21		180	178,555
BMC Software Finance, Inc.	5.000%		09/10/20		2,215	1,763,181
CDW Corp.	3.250%		04/29/20		1,216	1,191,974
First Data Corp.	3.927%		03/26/18		141	138,778
First Data Corp.	4.107%		09/24/18		225	221,906
NXP BV (Netherlands)	3.250%		01/10/20		415	411,413
TransUnion LLC/TransUnion Financing Corp.	3.500%		04/09/21		2,749	2,651,481
Vantiv LLC	2.607%		06/13/19		925	914,594
Vantiv LLC	3.750%		06/11/21		3,621	3,607,635

						11,079,517

Telecommunications — 0.1%
Level 3 Finance, Inc.	4.000%		01/15/20	500	498,750
SBA Senior Finance II, LLC	3.250%		03/24/21	2,709	2,657,961

					3,156,711

Transportation — 0.1%
XPO Logistics, Inc.	5.500%		11/01/21	3,500	3,457,710

TOTAL BANK LOANS (cost $93,985,695)					90,507,149

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
Banc of America Commercial Mortgage Trust, Series 2006-6, Class A4	5.356%		10/10/45	2,988	3,023,394
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A1A	5.588	%(a)	04/10/49	1,984	2,030,695
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A3	5.612	%(a)	04/10/49	16	16,401
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A1A	5.361%		02/10/51	2,011	2,105,246
CD Commercial Mortgage Trust, Series 2007-CD4, Class AMFX	5.366	%(a)	12/11/49	8,600	8,760,159
COMM Mortgage Trust, Series 2012-CR1, Class A3	3.391%		05/15/45	15	15,671
COMM Mortgage Trust, Series 2012-CR1, Class XA, IO	2.257	%(a)	05/15/45	14,266	1,220,369
COMM Mortgage Trust, Series 2012-CR5, Class A3	2.540%		12/10/45	1,000	990,653
COMM Mortgage Trust, Series 2013-CR7, Class A3	2.929%		03/10/46	265	266,340
COMM Mortgage Trust, Series 2014-UBS2, Class XB, IO, 144A	0.208	%(a)	03/10/47	171,811	1,908,666
COMM Mortgage Trust, Series 2014-UBS3, Class A3	3.546%		06/10/47	8,600	8,889,468
COMM Mortgage Trust, Series 2014-UBS4, Class A4	3.420%		08/10/47	7,100	7,282,560
COMM Mortgage Trust, Series 2015-LC19, Class XB, IO, 144A	0.357	%(a)	02/10/48	123,049	2,672,514
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1A	6.097	%(a)	12/10/49	1,203	1,265,826
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A1A	6.007	%(a)	06/15/38	649	652,326
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XB, IO	0.401	%(a)	04/15/50	66,743	1,453,976
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	1.335	%(a)	04/25/20	5,088	181,330
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	1.801	%(a)	06/25/20	22,222	1,176,911
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class X1, IO	0.481	%(a)	10/25/20	21,440	206,033
FHLMC Multifamily Structured Pass-Through Certificates, Series K018, Class X1, IO	1.554	%(a)	01/25/22	16,159	1,088,237
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	1.589	%(a)	05/25/22	21,090	1,577,467
FHLMC Multifamily Structured Pass-Through Certificates, Series K021, Class X1, IO	1.625	%(a)	06/25/22	4,348	329,725
FHLMC Multifamily Structured Pass-Through Certificates, Series K025, Class X1, IO	1.017	%(a)	10/25/22	96,119	4,549,473
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	1.702	%(a)	08/25/16	267	1,152
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	1.897	%(a)	05/25/19	474	23,184
FHLMC Multifamily Structured Pass-Through Certificates, Series K711, Class X1, IO	1.821	%(a)	07/25/19	3,874	187,493
GE Commercial Mortgage Corp., Series 2007-C1, Class AAB	5.477%		12/10/49	2	2,260
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XB, IO, 144A	0.643	%(a)	02/10/46	103,126	3,364,826

GS Mortgage Securities Corp. II, Series 2014-GC20, Class XB, IO	0.500	%(a)	04/10/47	28,307	913,345
GS Mortgage Securities Trust, Series 2013-GC12, Class XB, IO	0.682	%(a)	06/10/46	37,400	1,341,590
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XB, IO	0.475	%(a)	08/15/47	45,056	1,175,858
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class XB, IO	0.587	%(a)	02/15/48	52,766	1,936,544
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A3	2.475%		12/15/47	1,000	1,001,417
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A4	2.611%		12/15/47	1,700	1,692,297
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX, Class AJ	4.951	%(a)	01/12/37	71	70,393
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP2, Class AJ	4.842	%(a)	07/15/42	87	86,975
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM	5.699	%(a)	12/12/44	64	63,487
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class A4	5.794	%(a)	02/12/51	53	55,235
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A3	5.960	%(a)	06/15/49	123	123,375
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4	5.960	%(a)	06/15/49	1,109	1,131,618
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class A3	6.134	%(a)	02/15/51	42	41,988
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class A2, 144A	3.673%		02/15/46	125	126,244
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class A3	3.525%		01/15/46	4,630	4,797,176
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class A3	2.592%		04/15/46	5,000	5,007,086
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class XB, IO	0.724	%(a)	04/15/46	34,956	1,218,449
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	5.300%		11/15/38	42	42,195
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	5.908	%(a)	05/12/39	30	30,108
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A3	6.032	%(a)	06/12/50	94	94,275
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class AM	6.082	%(a)	06/12/46	100	100,750
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XB, IO, 144A	0.401	%(a)	08/15/45	65,968	1,127,011
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class A3	2.655%		02/15/46	3,000	3,001,939
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class A3	2.863%		12/15/48	6,900	6,916,317
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XB, IO, 144A	0.497	%(a)	12/15/48	68,276	2,025,066
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A3	2.834%		05/15/46	5,400	5,377,778
Morgan Stanley Capital I Trust, Series 2006-HQ9, Class AM	5.773	%(a)	07/12/44	200	201,650
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31	5.439%		02/12/44	17	17,301
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class A1A	5.312%		03/15/44	226	231,025
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AAB	5.654	%(a)	04/15/49	74	75,039

Morgan Stanley Capital I Trust, Series 2015-XLF1, Class B, 144A	2.175	%(a)	08/14/31	8,400	8,355,535
Morgan Stanley Capital I Trust, Series 2015-XLF1, Class XCP, IO, 144A	1.439	%(a)	08/14/31	167,952	977,482
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A3	2.533%		12/10/45	2,800	2,833,838
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A3	2.920%		03/10/46	6,400	6,444,061
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class XB, IO, 144A	0.497	%(a)	04/10/46	140,883	3,817,929
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	5.509%		04/15/47	2,500	2,569,881
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5	5.500%		04/15/47	3,415	3,512,312
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A1A	5.899	%(a)	06/15/49	2,012	2,084,090
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	6.149	%(a)	02/15/51	235	243,289
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A1A	5.608	%(a)	05/15/46	5,732	5,930,911

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $134,426,391)					132,035,214

CORPORATE BONDS — 42.7%
Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes(e)	3.832%		04/27/25	800	808,404

Agriculture — 0.2%
Altria Group, Inc., Gtd. Notes(e)	4.000%		01/31/24	1,550	1,640,884
Altria Group, Inc., Gtd. Notes	9.950%		11/10/38	314	507,206
Imperial Tobacco Finance PLC (United Kingdom), Gtd. Notes, 144A	2.050%		02/11/18	925	924,173
Reynolds American, Inc., Gtd. Notes	2.300%		08/21/17	475	479,840
Reynolds American, Inc., Gtd. Notes	3.500%		08/04/16	235	237,326
Reynolds American, Inc., Gtd. Notes	6.750%		06/15/17	115	122,335

					3,911,764

Airlines — 0.5%
American Airlines, Pass-Through Trust, Series 2013-1, Class A, Pass Through Certificates	4.000%		07/15/25	3,143	3,186,072
Continental Airlines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	5.983%		04/19/22	964	1,060,693
Continental Airlines, Inc., Pass-Through Trust, Series 2012-2, Class A, Pass-Through Certificates	4.000%		10/29/24	112	114,770
Continental Airlines, Inc., Pass-Through Trust, Series 2012-3, Class C, Pass-Through Certificates	6.125%		04/29/18	3,000	3,135,000
Delta Air Lines, Inc., Pass-Through Trust, Series 2007-1, Class A, Pass-Through Certificates	6.821%		08/10/22	837	963,381
Delta Air Lines, Inc., Pass-Through Trust, Series 2011-1, Class A, Pass-Through Certificates	5.300%		04/15/19	78	82,905
United Airlines Pass-Through Trust, Series 2013-1, Class A, Pass-Through Certificates(e)	4.300%		08/15/25	2,332	2,431,493

					10,974,314

Auto Manufacturers — 1.0%
Ford Motor Co., Sr. Unsec’d. Notes(e)	4.750%		01/15/43	1,670	1,525,226
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.375%		01/16/18	650	649,101
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	2.597%		11/04/19	7,050	6,932,653
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.000%		06/12/17	410	413,379
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.207%		04/15/16	200	201,197
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	4.250%		02/03/17	6,470	6,606,064

General Motors Co., Sr. Unsec’d. Notes	4.875%		10/02/23	2,000	2,015,088
General Motors Co., Sr. Unsec’d. Notes	6.250%		10/02/43	2,230	2,240,242
General Motors Financial Co., Inc., Gtd. Notes	3.250%		05/15/18	575	576,642
General Motors Financial Co., Inc., Gtd. Notes	4.250%		05/15/23	575	558,989

					21,718,581

Auto Parts & Equipment — 0.7%
Dana Holding Corp., Sr. Unsec’d. Notes(e)	5.375%		09/15/21	750	723,750
Dana Holding Corp., Sr. Unsec’d. Notes	6.750%		02/15/21	1,925	1,944,250
Johnson Controls, Inc., Sr. Unsec’d. Notes	4.250%		03/01/21	3,090	3,237,473
Lear Corp., Gtd. Notes(e)	5.250%		01/15/25	5,375	5,583,281
Lear Corp., Gtd. Notes	5.375%		03/15/24	1,410	1,452,300
Meritor, Inc., Gtd. Notes(e)	6.250%		02/15/24	4,150	3,249,969

					16,191,023

Banks — 6.9%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250%		04/01/23	263	259,384
Bank of America Corp., Jr. Sub. Notes(e)	5.125	%(a)	12/31/49	2,175	2,060,813
Bank of America Corp., Jr. Sub. Notes	6.100	%(a)	12/31/49	11,735	11,930,974
Bank of America Corp., Jr. Sub. Notes	8.000	%(a)	12/29/49	3,190	3,220,879
Bank of America Corp., Jr. Sub. Notes	8.125	%(a)	12/29/49	1,000	1,014,380
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.000%		01/21/44	280	288,744
Bank of America Corp., Sr. Unsec’d. Notes, MTN	5.875%		02/07/42	385	444,429
Bank of America Corp., Sub. Notes, MTN	4.200%		08/26/24	2,825	2,804,335
Capital One Financial Corp., Sr. Unsec’d. Notes	3.750%		04/24/24	4,125	4,145,976
CIT Group, Inc., Sr. Unsec’d. Notes(e)	3.875%		02/19/19	2,800	2,777,600
CIT Group, Inc., Sr. Unsec’d. Notes(e)	5.000%		05/15/17	2,250	2,297,813
CIT Group, Inc., Sr. Unsec’d. Notes	5.000%		08/01/23	370	369,769
CIT Group, Inc., Sr. Unsec’d. Notes	5.250%		03/15/18	4,700	4,855,664
CITIC Pacific Ltd. (China), Sr. Unsec’d. Notes, MTN, RegS	6.875%		01/21/18	2,450	2,652,402
Citigroup, Inc., Jr. Sub. Notes	5.950	%(a)	12/31/49	17,685	17,375,512
Citigroup, Inc., Sr. Unsec’d. Notes	8.125%		07/15/39	1,455	2,109,137
Citigroup, Inc., Sub. Notes	4.050%		07/30/22	550	560,653
Citigroup, Inc., Sub. Notes	4.400%		06/10/25	2,300	2,296,962
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800%		09/15/22	1,600	1,618,227
Credit Suisse New York (Switzerland), Sr. Unsec’d. Notes, MTN(e)	3.625%		09/09/24	2,375	2,441,232
Discover Bank, Sr. Unsec’d. Notes	4.200%		08/08/23	5,500	5,603,268
Discover Bank, Sub. Notes	7.000%		04/15/20	800	916,276
Fifth Third Bancorp, Sub. Notes	4.300%		01/16/24	4,975	5,161,368
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes	5.375	%(a)	12/31/49	5,225	5,100,906
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	5.750%		01/24/22	4,590	5,205,799
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	6.250%		02/01/41	345	409,071
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.000%		03/03/24	1,875	1,922,019
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	4.800%		07/08/44	2,105	2,083,603
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, RegS	5.750%		11/16/20	2,556	2,859,804
JPMorgan Chase & Co., Jr. Sub. Notes(e)	5.150	%(a)	12/31/49	3,725	3,548,435
JPMorgan Chase & Co., Jr. Sub. Notes	5.300	%(a)	12/31/49	2,675	2,658,950
JPMorgan Chase & Co., Jr. Sub. Notes	6.000	%(a)	12/31/49	7,707	7,692,549
JPMorgan Chase & Co., Jr. Sub. Notes	6.100	%(a)	12/31/49	3,400	3,417,000
JPMorgan Chase & Co., Jr. Sub. Notes	7.900	%(a)	04/29/49	130	131,219
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.400%		01/06/42	600	670,632
JPMorgan Chase & Co., Sub. Notes	3.375%		05/01/23	1,925	1,873,029
Morgan Stanley, Jr. Sub. Notes	5.450	%(a)	12/31/49	16,010	15,449,650

Morgan Stanley, Jr. Sub. Notes, Series J(e)	5.550	%(a)	12/31/49		2,175	2,151,891
Morgan Stanley, Sr. Unsec’d. Notes	6.375%		07/24/42		700	849,756
Morgan Stanley, Sub. Notes, MTN	4.100%		05/22/23		815	825,027
Morgan Stanley, Sub. Notes, MTN	4.875%		11/01/22		930	989,110
Morgan Stanley, Sub. Notes, MTN	5.000%		11/24/25		2,075	2,188,106
National Savings Bank (Sri Lanka), Sr. Unsec’d. Notes, RegS	8.875%		09/18/18		1,000	1,023,750
People’s United Bank, Sub. Notes	4.000%		07/15/24		1,125	1,108,911
PNC Bank NA, Sub. Notes	2.950%		01/30/23		900	887,606
PNC Bank NA, Sub. Notes	3.800%		07/25/23		2,425	2,516,692
PNC Bank NA, Sub. Notes	4.200%		11/01/25		2,125	2,297,871
State Street Corp., Jr. Sub. Notes	5.250	%(a)	12/31/49		3,555	3,572,775
Wells Fargo & Co., Sub. Notes	5.606%		01/15/44		1,460	1,600,734
Wells Fargo & Co., Sub. Notes, MTN(f)	4.125%		08/15/23		2,900	3,032,724
Wells Fargo & Co., Sub. Notes, MTN	4.650%		11/04/44		3,185	3,090,912

						156,364,328

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	8.200%		01/15/39		250	360,178
Coca-Cola Icecek A/S (Turkey), Sr. Unsec’d. Notes, 144A	4.750%		10/01/18		950	977,046
Constellation Brands, Inc., Gtd. Notes	6.000%		05/01/22		450	500,625
Cott Beverages, Inc. (Canada), Gtd. Notes	6.750%		01/01/20		4,400	4,532,000
Embotelladora Andina SA (Chile), Sr. Unsec’d. Notes, 144A	5.000%		10/01/23		1,050	1,080,907
Molson Coors Brewing Co., Gtd. Notes	2.000%		05/01/17		50	50,147

						7,500,903

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	4.400%		05/01/45		230	213,857
Amgen, Inc., Sr. Unsec’d. Notes	5.375%		05/15/43		380	405,035
Gilead Sciences, Inc., Sr. Unsec’d. Notes(e)(f)	3.500%		02/01/25		1,920	1,972,332

						2,591,224

Building Materials — 1.3%
Building Materials Corp. of America, Sr. Unsec’d. Notes, 144A (original cost $5,902,500; purchased 10/27/14-02/11/15)(b)(e)(g)	5.375%		11/15/24		5,825	5,737,625
Cemex Espana Luxembourg (Mexico), Sr. Sec’d. Notes, RegS	9.875%		04/30/19		1,770	1,834,163
Cemex Finance LLC (Mexico), Sr. Sec’d. Notes, 144A	9.875%		04/30/19		2,300	2,383,375
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	4.750%		01/11/22	EUR	1,600	1,455,081
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	5.700%		01/11/25		350	293,650
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	6.500%		12/10/19		3,000	2,831,250
Griffon Corp., Gtd. Notes	5.250%		03/01/22		6,450	6,159,750
Owens Corning, Inc., Gtd. Notes	4.200%		12/15/22		125	126,707
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A (original cost $3,299,400; purchased 06/30/14)(b)(g)	7.500%		02/15/19		3,120	2,496,000
US Concrete, Inc., Sr. Sec’d. Notes	8.500%		12/01/18		6,300	6,520,500

						29,838,101

Chemicals — 1.5%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.900%		06/01/43		1,350	1,181,764
Agrium, Inc. (Canada), Sr. Unsec’d. Notes(e)	5.250%		01/15/45		655	586,526
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	6.125%		01/15/41		170	174,570
Ashland, Inc., Sr. Unsec’d. Notes	3.875%		04/15/18		4,624	4,739,600
Ashland, Inc., Sr. Unsec’d. Notes	6.875%		05/15/43		4,100	3,700,250
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holdings BV, Gtd. Notes, 144A	7.375%		05/01/21		4,032	4,231,060
CF Industries, Inc., Gtd. Notes	4.950%		06/01/43		1,765	1,369,276

CF Industries, Inc., Gtd. Notes	5.375%		03/15/44	1,300	1,101,014
CF Industries, Inc., Gtd. Notes	6.875%		05/01/18	160	173,609
CF Industries, Inc., Gtd. Notes	7.125%		05/01/20	125	140,445
Dow Chemical Co. (The), Sr. Unsec’d. Notes	3.000%		11/15/22	1,550	1,493,628
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.250%		11/15/20	1,951	2,055,412
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.625%		10/01/44	15	13,305
Dow Chemical Co. (The), Sr. Unsec’d. Notes	5.250%		11/15/41	125	119,790
Dow Chemical Co. (The), Sr. Unsec’d. Notes	9.400%		05/15/39	95	135,278
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700%		01/15/20	3,080	2,998,205
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600%		08/15/22	500	484,997
Eastman Chemical Co., Sr. Unsec’d. Notes	4.650%		10/15/44	1,210	1,000,043
LYB International Finance BV, Gtd. Notes	4.875%		03/15/44	1,835	1,577,689
LYB International Finance BV, Gtd. Notes	5.250%		07/15/43	415	375,134
LyondellBasell Industries NV, Sr. Unsec’d. Notes(e)	4.625%		02/26/55	2,090	1,639,925
LyondellBasell Industries NV, Sr. Unsec’d. Notes	6.000%		11/15/21	700	781,016
Mosaic Co. (The), Sr. Unsec’d. Notes	5.450%		11/15/33	710	689,229
W.R. Grace & Co., Sr. Unsec’d. Notes, 144A	5.125%		10/01/21	1,975	1,984,875

					32,746,640

Coal
Peabody Energy Corp., Gtd. Notes(b)	6.250%		11/15/21	400	21,000

Commercial Services — 0.9%
ADT Corp. (The), Sr. Unsec’d. Notes	2.250%		07/15/17	50	49,625
Ashtead Capital, Inc. (United Kingdom), Sec’d. Notes, 144A	6.500%		07/15/22	1,925	1,963,500
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $131,355; purchased 05/30/13)(b)(g)	6.700%		06/01/34	110	135,024
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,232,116; purchased 05/14/13)(b)(g)	7.000%		10/15/37	1,725	2,120,629
Hertz Corp. (The), Gtd. Notes	6.750%		04/15/19	3,125	3,125,000
Service Corp. International, Sr. Unsec’d. Notes	4.500%		11/15/20	2,135	2,180,369
United Rentals North America, Inc., Gtd. Notes(e)	5.500%		07/15/25	925	825,562
United Rentals North America, Inc., Gtd. Notes(e)	7.375%		05/15/20	3,000	3,090,000
United Rentals North America, Inc., Gtd. Notes	7.625%		04/15/22	6,444	6,629,265
United Rentals North America, Inc., Sr. Unsec’d. Notes	8.250%		02/01/21	272	283,560

					20,402,534

Computers
NCR Corp., Gtd. Notes	6.375%		12/15/23	790	781,602

Cosmetics/Personal Care — 0.2%
First Quality Finance Co., Inc., Sr. Unsec’d. Notes, 144A	4.625%		05/15/21	4,700	4,277,000

Distribution/Wholesale — 0.1%
H&E Equipment Services, Inc., Gtd. Notes(e)	7.000%		09/01/22	2,000	1,830,000

Diversified Financial Services — 1.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Gtd. Notes(e)	4.500%		05/15/21	1,150	1,127,000
American Express Co., Jr. Sub. Notes	4.900	%(a)	12/31/49	8,780	8,187,350
American Express Co., Jr. Sub. Notes(e)	5.200	%(a)	12/31/49	1,675	1,595,437
Capital One Bank USA NA, Sub. Notes	3.375%		02/15/23	2,065	2,017,379
Discover Financial Services, Sr. Unsec’d. Notes(e)	3.750%		03/04/25	2,560	2,468,436
GE Capital International Funding Co., Gtd. Notes, 144A	2.342%		11/15/20	373	374,366
GE Capital International Funding Co., Gtd. Notes, 144A	3.373%		11/15/25	219	225,186
GE Capital International Funding Co., Gtd. Notes, 144A	4.418%		11/15/35	1,610	1,652,710
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	3.100%		01/09/23	85	88,214
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	158	194,741

General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	6.875%	01/10/39		311	427,737
General Electric Capital Corp., Sub. Notes, MTN	5.300%	02/11/21		129	147,101
Grain Spectrum Funding II LLC, Sec’d. Notes, 144A	3.290%	10/10/19		782	781,928
International Lease Finance Corp., Sr. Unsec’d. Notes	5.750%	05/15/16		25	25,293
International Lease Finance Corp., Sr. Unsec’d. Notes	6.250%	05/15/19		25	26,188
International Lease Finance Corp., Sr. Unsec’d. Notes	8.750%	03/15/17		5,340	5,612,874
Jefferies Group LLC, Sr. Unsec’d. Notes	6.500%	01/20/43		175	162,161
Navient Corp., Sr. Unsec’d. Notes(e)	4.875%	06/17/19		1,155	1,056,825
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes, MTN	2.000%	09/13/16		540	541,892
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	6.750%	12/15/19		2,350	2,326,500
OneMain Financial Holdings, Inc., Gtd. Notes, 144A	7.250%	12/15/21		1,250	1,237,500

					30,276,818

Electric — 1.6%
American Electric Power Co., Inc., Sr. Unsec’d. Notes(e)	2.950%	12/15/22		550	550,735
Calpine Corp., Sr. Unsec’d. Notes(e)	5.375%	01/15/23		2,175	1,979,250
Calpine Corp., Sr. Unsec’d. Notes	5.500%	02/01/24		1,250	1,093,750
Calpine Corp., Sr. Unsec’d. Notes(e)	5.750%	01/15/25		3,575	3,213,031
Connecticut Light & Power Co. (The), First Ref. Mtge.	2.500%	01/15/23		375	368,270
DPL, Inc., Sr. Unsec’d. Notes	6.750%	10/01/19		1,650	1,666,500
DPL, Inc., Sr. Unsec’d. Notes	7.250%	10/15/21		2,225	2,119,312
Duke Energy Carolinas LLC, First Ref. Mtge.	4.000%	09/30/42		50	49,381
Dynegy, Inc., Gtd. Notes	6.750%	11/01/19		5,850	5,645,250
Dynegy, Inc., Gtd. Notes(e)	7.375%	11/01/22		9,200	8,142,000
Entergy Arkansas, Inc., First Mtge.	3.050%	06/01/23		450	449,695
Entergy Corp., Sr. Unsec’d. Notes	4.700%	01/15/17		75	76,627
FirstEnergy Corp., Sr. Unsec’d. Notes(e)	2.750%	03/15/18		950	955,970
FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450%	07/15/44		800	835,991
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.625%	06/15/23		1,575	1,591,443
NRG Energy, Inc., Gtd. Notes(e)	6.250%	05/01/24		2,125	1,694,688
NRG Energy, Inc., Gtd. Notes	6.625%	03/15/23		1,000	827,500
NRG Energy, Inc., Gtd. Notes(e)	7.625%	01/15/18		4,406	4,450,060
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150%	04/01/22		75	75,459
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650%	09/01/42		200	190,039
South Carolina Electric & Gas Co., First Mtge.	4.350%	02/01/42		130	128,708
Westar Energy, Inc., First Mtge.	4.100%	04/01/43		325	328,859

					36,432,518

Electronics — 0.4%
Arrow Electronics, Inc., Sr. Unsec’d. Notes	3.000%	03/01/18		1,400	1,409,411
Jabil Circuit, Inc., Sr. Unsec’d. Notes	4.700%	09/15/22		1,045	997,975
Jabil Circuit, Inc., Sr. Unsec’d. Notes	5.625%	12/15/20		6,400	6,670,016
Techem Energy Metering Service GmbH & Co. KG (Germany), Gtd. Notes, MTN, 144A	7.875%	10/01/20	EUR	125	144,092
Techem GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	6.125%	10/01/19	EUR	200	226,408

					9,447,902

Engineering & Construction
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $625,000; purchased 06/19/14)(b)(g)	5.250%	06/27/29		625	278,125
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A (original cost $255,785; purchased 10/22/12)(b)(g)	7.125%	06/26/42		220	99,000

					377,125

Entertainment — 1.7%
AMC Entertainment, Inc., Gtd. Notes	5.750%	06/15/25		3,175	3,234,531
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.375%	06/01/24		6,900	6,934,500
Cinemark USA, Inc., Gtd. Notes	4.875%	06/01/23		6,500	6,386,250
Cinemark USA, Inc., Gtd. Notes	5.125%	12/15/22		3,200	3,216,000

CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	7.000%		08/28/20	GBP	2,550	3,678,933
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A (original cost $4,724,606; purchased 09/22/14)(b)(g)	5.000%		08/01/18		4,615	4,620,769
Pinnacle Entertainment, Inc., Gtd. Notes	6.375%		08/01/21		2,800	2,968,000
Pinnacle Entertainment, Inc., Gtd. Notes	7.500%		04/15/21		2,500	2,600,000
Pinnacle Entertainment, Inc., Gtd. Notes(e)	8.750%		05/15/20		1,400	1,459,500
Scientific Games International, Inc., Gtd. Notes	10.000%		12/01/22		6,000	4,170,000

						39,268,483

Environmental Control — 0.1%
Covanta Holding Corp., Sr. Unsec’d. Notes	7.250%		12/01/20		3,100	3,136,812

Food — 1.5%
Bertin SA/Bertin Finance Ltd. (Brazil), Gtd. Notes, 144A	10.250%		10/05/16		3,380	3,422,250
BRF SA (Brazil), Sr. Unsec’d. Notes, 144A	4.750%		05/22/24		500	455,625
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.750%		07/15/24	GBP	1,137	1,374,315
Ingles Markets, Inc., Sr. Unsec’d. Notes	5.750%		06/15/23		5,250	5,263,125
JBS Investments GmbH (Brazil), Sr. Unsec’d. Notes, 144A	7.750%		10/28/20		2,650	2,345,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $2,014,000; purchased 12/09/15)(b)(e)(g)	7.250%		06/01/21		2,000	1,812,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, 144A (original cost $1,081,250; purchased 06/17/14)(b)(g)	7.250%		06/01/21		1,000	906,250
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Gtd. Notes, RegS (original cost $1,605,000; purchased 10/01/14)(b)(g)	8.250%		02/01/20		1,500	1,417,500
JBS USA LLC/JBS USA Finance, Inc. (Brazil), Sr. Unsec’d. Notes, 144A (original cost $2,750,000; purchased 05/20/15)(b)(e)(g)	5.750%		06/15/25		2,750	2,103,750
JM Smucker Co. (The), Gtd. Notes	3.000%		03/15/22		1,700	1,718,685
JM Smucker Co. (The), Gtd. Notes	3.500%		03/15/25		1,225	1,237,482
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.125%		08/23/18		160	176,080
Kraft Foods Group, Inc., Sr. Unsec’d. Notes	6.500%		02/09/40		1,020	1,203,681
Kraft Heinz Foods Co., Gtd. Notes, 144A	5.000%		07/15/35		500	512,678
Minerva Luxembourg SA (Brazil), Gtd. Notes, 144A	12.250%		02/10/22		250	252,812
Picard Groupe SA (France), Sr. Sec’d. Notes, 144A	4.250	%(a)	08/01/19	EUR	1,650	1,782,967
Smithfield Foods, Inc., Sr. Unsec’d. Notes	6.625%		08/15/22		2,000	2,102,500
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.250%		08/01/18		3,387	3,454,740
Smithfield Foods, Inc., Sr. Unsec’d. Notes, 144A	5.875%		08/01/21		2,400	2,436,000

						33,978,190

Food Service — 0.1%
ARAMARK Corp., Gtd. Notes	5.750%		03/15/20		1,600	1,660,040

Forest & Paper Products — 0.3%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $35,100; purchased 04/20/11)(b)(g)	5.400%		11/01/20		35	38,877
Georgia-Pacific LLC, Sr. Unsec’d. Notes (original cost $544,908; purchased 12/20/12)(b)(g)	7.375%		12/01/25		400	500,527
International Paper Co., Sr. Unsec’d. Notes	4.800%		06/15/44		2,770	2,380,483
International Paper Co., Sr. Unsec’d. Notes	6.000%		11/15/41		610	624,898
International Paper Co., Sr. Unsec’d. Notes	9.375%		05/15/19		100	120,351
Smurfit Kappa Acquisitions (Ireland), Sr. Sec’d. Notes, 144A	4.875%		09/15/18		3,647	3,733,616

						7,398,752

Gas — 0.2%
AGL Capital Corp., Gtd. Notes	4.400%	06/01/43	1,375	1,278,764
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850%	01/15/41	700	791,664
Dominion Gas Holdings LLC, Sr. Unsec’d. Notes	4.800%	11/01/43	125	121,930
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A (original cost $599,327; purchased 07/22/14)(b)(g)	6.375%	03/30/38	573	518,415
GNL Quintero SA (Chile), Sr. Unsec’d. Notes, 144A (original cost $2,075,000; purchased 11/03/14)(b)(g)	4.634%	07/31/29	2,000	1,900,200
Sempra Energy, Sr. Unsec’d. Notes	2.300%	04/01/17	50	50,380

				4,661,353

Healthcare-Products — 0.9%
Becton Dickinson and Co., Sr. Unsec’d. Notes	3.734%	12/15/24	2,795	2,859,391
ConvaTec Finance International SA (Luxembourg), Sr. Unsec’d. Notes, PIK, 144A	8.250%	01/15/19	5,024	4,471,360
ConvaTec Healthcare E SA (Luxembourg), Gtd. Notes, 144A	10.500%	12/15/18	3,684	3,757,680
Medtronic, Inc., Gtd. Notes	3.500%	03/15/25	5,665	5,816,596
Medtronic, Inc., Gtd. Notes	4.375%	03/15/35	3,365	3,434,874

				20,339,901

Healthcare-Services — 2.9%
Aetna, Inc., Sr. Unsec’d. Notes	2.750%	11/15/22	450	444,284
Aetna, Inc., Sr. Unsec’d. Notes	4.125%	11/15/42	325	302,975
Aetna, Inc., Sr. Unsec’d. Notes	4.500%	05/15/42	530	522,724
Anthem, Inc., Sr. Unsec’d. Notes	4.650%	01/15/43	120	114,187
Anthem, Inc., Sr. Unsec’d. Notes	5.100%	01/15/44	515	513,488
CHS/Community Health Systems, Inc., Gtd. Notes	8.000%	11/15/19	5,300	5,260,250
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	5.125%	08/15/18	150	150,750
Cigna Corp., Sr. Unsec’d. Notes	5.375%	02/15/42	350	376,754
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125%	10/15/20	3,000	3,035,625
Fresenius Medical Care US Finance II, Inc. (Germany), Gtd. Notes, 144A(e)	6.500%	09/15/18	2,415	2,656,500
HCA, Inc., Gtd. Notes	5.375%	02/01/25	4,500	4,550,625
HCA, Inc., Gtd. Notes(e)	5.875%	05/01/23	2,000	2,085,000
HCA, Inc., Sr. Sec’d. Notes	4.250%	10/15/19	1,675	1,716,875
HCA, Inc., Sr. Sec’d. Notes(e)	4.750%	05/01/23	3,400	3,408,500
HCA, Inc., Sr. Sec’d. Notes	5.250%	04/15/25	2,000	2,050,000
HCA, Inc., Sr. Sec’d. Notes	5.875%	03/15/22	3,425	3,673,312
HealthSouth Corp., Gtd. Notes	5.125%	03/15/23	1,200	1,164,000
HealthSouth Corp., Gtd. Notes	5.750%	11/01/24	2,900	2,862,561
Humana, Inc., Sr. Unsec’d. Notes	2.625%	10/01/19	2,075	2,097,976
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.200%	02/01/22	25	24,723
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625%	11/15/20	5,530	5,913,268
LifePoint Hospitals, Inc., Gtd. Notes(e)	5.500%	12/01/21	3,875	3,933,125
MEDNAX, Inc., Gtd. Notes, 144A	5.250%	12/01/23	2,650	2,716,250
Select Medical Corp., Gtd. Notes(e)	6.375%	06/01/21	7,821	6,716,284
Tenet Healthcare Corp., Sr. Sec’d. Notes	4.375%	10/01/21	2,750	2,712,188
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250%	11/01/18	600	634,500
Tenet Healthcare Corp., Sr. Unsec’d. Notes	8.125%	04/01/22	1,700	1,704,250
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	3.950%	10/15/42	175	165,856
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	4.375%	03/15/42	1,055	1,056,350
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(e)	4.625%	07/15/35	3,135	3,335,853

				65,899,033

Holding Companies - Diversified — 0.1%
Carlson Travel Holdings, Inc., Sr. Unsec’d. Notes, PIK, 144A (original cost $2,543,750; purchased 08/04/14)(b)(g)	7.500%	08/15/19	2,500	2,400,000

CeramTec Group GmbH (Germany), Gtd. Notes, 144A	8.250%		08/15/21	EUR	500	577,938

						2,977,938

Home Builders — 1.4%
CalAtlantic Group, Inc., Gtd. Notes	8.375%		05/15/18		9,378	10,339,245
KB Home, Gtd. Notes	7.500%		09/15/22		3,425	3,243,475
M/I Homes, Inc., Gtd. Notes, 144A	6.750%		01/15/21		5,850	5,674,500
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	5.250%		04/15/21		6,700	6,298,000
William Lyon Homes, Inc., Gtd. Notes	8.500%		11/15/20		5,000	5,162,500

						30,717,720

Housewares
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	2.050%		12/01/17		375	371,687

Insurance — 1.6%
Allied World Assurance Co. Ltd., Gtd. Notes	7.500%		08/01/16		100	102,956
American International Group, Inc., Sr. Unsec’d. Notes	4.500%		07/16/44		2,800	2,448,323
Aon Corp., Gtd. Notes	3.125%		05/27/16		110	110,728
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes(e)	4.500%		02/11/43		740	743,767
Dai-ichi Life Insurance Co. Ltd. (The) (Japan), Sub. Notes, 144A	5.100	%(a)	12/29/49		625	656,250
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	4.300%		04/15/43		1,062	1,011,935
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	5.950%		10/15/36		215	252,994
Hartford Financial Services Group, Inc. (The), Sr. Unsec’d. Notes	6.100%		10/01/41		280	333,964
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.250%		06/15/23		1,975	2,029,222
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850%		08/01/44		5,425	5,146,659
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.950%		05/01/22		75	81,108
Liberty Mutual Group, Inc., Gtd. Notes, 144A	6.500%		05/01/42		1,530	1,751,570
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	6.700%		08/15/16		115	118,251
Lincoln National Corp., Sr. Unsec’d. Notes	4.200%		03/15/22		70	73,113
Lincoln National Corp., Sr. Unsec’d. Notes	6.300%		10/09/37		175	204,497
Lincoln National Corp., Sr. Unsec’d. Notes	7.000%		06/15/40		4,550	5,624,196
Markel Corp., Sr. Unsec’d. Notes	4.900%		07/01/22		2,020	2,200,061
Markel Corp., Sr. Unsec’d. Notes	5.000%		03/30/43		3,125	3,235,928
Markel Corp., Sr. Unsec’d. Notes	7.125%		09/30/19		630	728,508
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063%		03/30/40		200	241,775
Principal Financial Group, Inc., Gtd. Notes	4.350%		05/15/43		975	913,473
Swiss Re Treasury US Corp., Gtd. Notes, 144A	4.250%		12/06/42		795	780,907
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900%		09/15/44		1,950	2,025,568
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	6.850%		12/16/39		640	798,978
TIAA Asset Management Finance LLC, Sr. Unsec’d. Notes, 144A (original cost $1,716,904; purchased 10/27/14)(b)(g)	2.950%		11/01/19		1,720	1,713,436
W.R. Berkley Corp., Sr. Unsec’d. Notes	4.625%		03/15/22		1,435	1,545,169
W.R. Berkley Corp., Sr. Unsec’d. Notes	5.375%		09/15/20		1,500	1,675,482

						36,548,818

Iron/Steel — 0.2%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	5.125%		06/01/20		500	402,500
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	5.500%		02/25/17		2,400	2,346,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes(e)	7.250%		02/25/22		1,375	1,117,187
Evraz Group SA (Russia), Sr. Unsec’d. Notes, RegS	6.750%		04/27/18		1,000	978,600

						4,844,287

Leisure Time
Carnival Corp., Gtd. Notes	1.875%	12/15/17	425	423,833
Jarden Corp., Gtd. Notes(e)	6.125%	11/15/22	500	516,875

				940,708

Lodging — 0.6%
FelCor Lodging LP, Gtd. Notes	6.000%	06/01/25	3,400	3,434,000
FelCor Lodging LP, Sr. Sec’d. Notes	5.625%	03/01/23	1,050	1,048,687
Marriott International, Inc., Sr. Unsec’d. Notes	3.000%	03/01/19	115	117,378
Marriott International, Inc., Sr. Unsec’d. Notes	3.250%	09/15/22	75	75,308
MGM Resorts International, Gtd. Notes(e)	6.000%	03/15/23	4,800	4,785,000
MGM Resorts International, Gtd. Notes	6.625%	12/15/21	1,000	1,027,500
MGM Resorts International, Gtd. Notes	7.625%	01/15/17	500	518,750
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	6.750%	05/15/18	150	163,849
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec’d. Notes	7.150%	12/01/19	550	638,004
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(e)	5.250%	10/15/21	2,375	2,066,250

				13,874,726

Machinery-Construction & Mining — 0.3%
Terex Corp., Gtd. Notes(e)	6.000%	05/15/21	5,050	4,545,000
Terex Corp., Gtd. Notes(e)	6.500%	04/01/20	1,005	959,775

				5,504,775

Machinery-Diversified
Deere & Co., Sr. Unsec’d. Notes	2.600%	06/08/22	50	49,701
Xylem, Inc., Sr. Unsec’d. Notes	4.875%	10/01/21	50	54,132

				103,833

Media — 2.5%
21st Century Fox America, Inc., Gtd. Notes	8.000%	10/17/16	100	104,490
AMC Networks, Inc., Gtd. Notes	4.750%	12/15/22	1,270	1,263,650
AMC Networks, Inc., Gtd. Notes	7.750%	07/15/21	6,912	7,326,720
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(e)	5.750%	01/15/24	1,100	1,131,625
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	7.000%	01/15/19	1,712	1,748,380
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.125%	05/01/23	2,625	2,625,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.375%	05/01/25	1,650	1,633,500
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes, 144A	5.875%	05/01/27	5,075	4,998,875
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.384%	10/23/35	1,525	1,532,236
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.484%	10/23/45	1,835	1,847,364
CCO Safari II LLC, Sr. Sec’d. Notes, 144A	6.834%	10/23/55	485	482,869
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	6.500%	11/15/22	135	120,150
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(e)	6.500%	11/15/22	365	338,081
CSC Holdings LLC, Sr. Unsec’d. Notes	7.875%	02/15/18	1,040	1,094,600
DISH DBS Corp., Gtd. Notes	4.250%	04/01/18	1,500	1,501,875
Grupo Televisa SAB (Mexico), Sr. Unsec’d. Notes	6.125%	01/31/46	1,060	1,047,958
Liberty Interactive LLC, Sr. Unsec’d. Notes(e)	8.250%	02/01/30	2,500	2,475,000
Myriad International Holdings BV (South Africa), Gtd. Notes, 144A	6.375%	07/28/17	5,010	5,210,400
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A	5.000%	04/15/22	6,274	6,328,898

TEGNA, Inc., Gtd. Notes, 144A	4.875%		09/15/21		1,625	1,633,125
Time Warner, Inc., Gtd. Notes	6.200%		03/15/40		1,750	1,835,796
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	5.500%		09/15/22	EUR	130	148,032
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, MTN, 144A	5.125%		01/21/23	EUR	502	568,512
Univision Communications, Inc., Sr. Sec’d. Notes, 144A (original cost $1,900,781; purchased 04/13/15)(b)(g)	5.125%		02/15/25		1,875	1,776,563
Viacom, Inc., Sr. Unsec’d. Notes	4.875%		06/15/43		380	311,706
Viacom, Inc., Sr. Unsec’d. Notes	6.250%		04/30/16		44	44,526
Videotron Ltd. (Canada), Gtd. Notes	5.000%		07/15/22		4,500	4,539,375
Videotron Ltd. (Canada), Gtd. Notes, 144A	5.375%		06/15/24		2,400	2,418,000

						56,087,306

Mining — 0.6%
Alcoa, Inc., Sr. Unsec’d. Notes(e)	5.125%		10/01/24		1,000	820,000
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000%		09/30/43		1,700	1,516,757
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes, 144A(e)	6.750	%(a)	10/19/75		2,675	2,514,500
Eldorado Gold Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.125%		12/15/20		2,375	1,989,063
Goldcorp, Inc. (Canada), Sr. Unsec’d. Notes	3.625%		06/09/21		1,650	1,548,197
Kaiser Aluminum Corp., Gtd. Notes	8.250%		06/01/20		2,200	2,288,000
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875%		04/23/45		1,425	1,094,370
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	6.750%		04/16/40		2,575	2,169,347

						13,940,234

Miscellaneous Manufacturing — 0.4%
Actuant Corp., Gtd. Notes	5.625%		06/15/22		3,075	3,105,750
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A(e)	7.500%		03/15/18		2,200	2,057,000
General Electric Co., Sr. Unsec’d. Notes	4.125%		10/09/42		50	49,201
General Electric Co., Sr. Unsec’d. Notes	4.500%		03/11/44		75	78,432
Koppers, Inc., Gtd. Notes	7.875%		12/01/19		1,600	1,584,000
Pentair Finance SA (United Kingdom), Gtd. Notes	1.875%		09/15/17		50	49,635
SPX FLOW, Inc., Gtd. Notes	6.875%		09/01/17		1,000	1,056,250
Textron, Inc., Sr. Unsec’d. Notes	4.625%		09/21/16		500	509,076

						8,489,344

Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes(e)	5.500%		12/01/24		4,000	4,162,480

Oil & Gas — 0.7%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	6.450%		09/15/36		750	599,875
California Resources Corp., Gtd. Notes(e)	6.000%		11/15/24		615	116,850
California Resources Corp., Sec’d. Notes, 144A	8.000%		12/15/22		1,648	655,080
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.450%		09/15/42		1,070	684,558
Denbury Resources, Inc., Gtd. Notes	5.500%		05/01/22		2,000	700,000
Nabors Industries, Inc., Gtd. Notes	4.625%		09/15/21		762	565,979
Nabors Industries, Inc., Gtd. Notes	6.150%		02/15/18		80	75,379
Noble Energy, Inc., Sr. Unsec’d. Notes	4.150%		12/15/21		500	451,997
Noble Energy, Inc., Sr. Unsec’d. Notes	5.250%		11/15/43		395	291,304
Noble Energy, Inc., Sr. Unsec’d. Notes	6.000%		03/01/41		1,390	1,079,289
Noble Holding International Ltd., Gtd. Notes(e)	2.500%		03/15/17		25	22,001
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	5.375%		01/26/19		6,540	833,850
Pacific Exploration and Production Corp. (Colombia), Gtd. Notes, 144A	7.250%		12/12/21		5,750	718,750
Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400%		02/14/22		1,750	1,923,684
Sasol Financing International PLC (South Africa), Gtd. Notes	4.500%		11/14/22		7,740	7,205,863

						15,924,459

Oil & Gas Services
Cameron International Corp., Sr. Unsec’d. Notes	5.950%	06/01/41		100	106,311

Packaging & Containers — 0.2%
Ball Corp., Gtd. Notes(e)	4.000%	11/15/23		500	480,000
Ball Corp., Gtd. Notes	4.375%	12/15/23	EUR	1,825	2,023,967
Crown Americas LLC/Crown Americas Capital Corp. IV, Gtd. Notes	4.500%	01/15/23		525	519,750
WestRock RKT Co., Gtd. Notes	4.450%	03/01/19		35	36,771
WestRock RKT Co., Gtd. Notes	4.900%	03/01/22		1,190	1,285,802

					4,346,290

Pharmaceuticals — 1.4%
AbbVie, Inc., Sr. Unsec’d. Notes	3.600%	05/14/25		2,760	2,761,689
AbbVie, Inc., Sr. Unsec’d. Notes	4.500%	05/14/35		4,085	3,994,758
Actavis Funding SCS, Gtd. Notes	3.800%	03/15/25		2,375	2,409,723
Actavis Funding SCS, Gtd. Notes	4.550%	03/15/35		3,770	3,714,125
Actavis Funding SCS, Gtd. Notes(e)	4.750%	03/15/45		522	521,970
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	4.375%	11/16/45		120	119,761
Capsugel SA, Sr. Unsec’d. Notes, PIK, 144A	7.000%	05/15/19		2,500	2,443,750
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	4.875%	02/15/21		1,120	1,219,655
Forest Laboratories, Inc., Sr. Unsec’d. Notes, 144A	5.000%	12/15/21		1,830	2,005,988
Merck & Co, Inc., Sr. Unsec’d. Notes	4.150%	05/18/43		2,650	2,674,727
Mylan, Inc., Gtd. Notes	2.600%	06/24/18		1,200	1,186,583
Quintiles Transnational Corp., Gtd. Notes, 144A	4.875%	05/15/23		2,625	2,657,813
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(e)	6.750%	08/15/18		3,570	3,554,381
Valeant Pharmaceuticals International, Inc., Sr. Unsec’d. Notes, 144A(e)	6.125%	04/15/25		1,275	1,145,906
Zoetis, Inc., Sr. Unsec’d. Notes	4.700%	02/01/43		20	17,909

					30,428,738

Pipelines — 0.6%
DCP Midstream LLC, Sr. Unsec’d. Notes	8.125%	08/16/30		3,350	2,494,889
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	5.350%	03/15/20		1,270	1,038,201
DCP Midstream Operating LP, Gtd. Notes(e)	2.500%	12/01/17		225	202,514
Enterprise Products Operating LLC, Gtd. Notes(e)	3.350%	03/15/23		2,100	1,897,837
Enterprise Products Operating LLC, Sr. Unsec’d. Notes	4.950%	10/15/54		5,200	3,937,076
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200%	12/01/42		125	93,567
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.250%	02/01/21		1,950	1,977,725
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	5.150%	10/15/43		1,350	1,144,976
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes	6.125%	10/15/21		1,700	1,538,500
Western Gas Partners LP, Sr. Unsec’d. Notes	4.000%	07/01/22		75	62,728

					14,388,013

Real Estate Investment Trusts (REITs) — 0.3%
Mack-Cali Realty LP, Sr. Unsec’d. Notes	2.500%	12/15/17		100	100,277
Realty Income Corp., Sr. Unsec’d. Notes	2.000%	01/31/18		200	200,728
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.375%	06/01/23		1,965	1,969,912
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	5.500%	02/01/21		1,500	1,530,000
Trust F/1401 (Mexico), Sr. Unsec’d. Notes, 144A	5.250%	12/15/24		2,000	1,977,500
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes(e)	2.000%	02/15/18		150	150,169

					5,928,586

Retail — 1.6%
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	9.000%	03/15/19		475	283,812
CVS Health Corp., Sr. Unsec’d. Notes	4.875%	07/20/35		1,395	1,448,173
CVS Health Corp., Sr. Unsec’d. Notes	5.125%	07/20/45		1,765	1,896,452
CVS Health Corp., Sr. Unsec’d. Notes	5.300%	12/05/43		475	513,563
Douglas GmbH (Germany), Sr. Sec’d. Notes, 144A	6.250%	07/15/22	EUR	1,200	1,351,952
Dufry Finance SCA (Switzerland), Gtd. Notes, 144A(e)	5.500%	10/15/20		3,450	3,553,500
Dufry Finance SCA (Switzerland), Sr. Unsec’d. Notes, 144A	4.500%	08/01/23	EUR	2,400	2,661,655
L Brands, Inc., Gtd. Notes(e)	5.625%	02/15/22		10,975	11,795,381
Landry’s, Inc., Gtd. Notes, 144A (original cost $4,037,500; purchased 12/08/15)(b)(g)	9.375%	05/01/20		3,800	4,013,750
Macy’s Retail Holdings, Inc., Gtd. Notes	3.875%	01/15/22		125	123,101
Macy’s Retail Holdings, Inc., Gtd. Notes	4.300%	02/15/43		755	558,304
PVH Corp., Sr. Unsec’d. Notes(e)	4.500%	12/15/22		5,005	4,854,850
QVC, Inc., Sr. Sec’d. Notes	5.125%	07/02/22		1,800	1,830,463
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A (original cost $1,950,000; purchased 05/29/15)(b)(e)(g)	8.000%	06/15/22		1,950	1,852,500

					36,737,456

Savings & Loans
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650%	12/06/22		325	320,801

Semiconductors — 0.8%
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	6.000%	01/15/22		6,765	7,086,337
Micron Technology, Inc., Sr. Unsec’d. Notes	5.500%	02/01/25		8,000	6,320,000
NXP BV/NXP Funding LLC (Netherlands), Gtd. Notes, 144A(e)	5.750%	02/15/21		1,500	1,552,500
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	5.000%	10/01/25		2,750	2,646,875

					17,605,712

Software — 0.6%
Audatex North America, Inc., Gtd. Notes, 144A	6.000%	06/15/21		2,800	2,821,000
First Data Corp., Gtd. Notes, 144A	7.000%	12/01/23		3,500	3,526,250
First Data Corp., Sr. Sec’d. Notes, 144A	6.750%	11/01/20		3,778	3,981,068
Oracle Corp., Sr. Unsec’d. Notes(e)	4.300%	07/08/34		2,325	2,297,044

					12,625,362

Telecommunications — 3.7%
Alcatel-Lucent USA, Inc. (France), Gtd. Notes, 144A	6.750%	11/15/20		3,650	3,923,750
AT&T, Inc., Sr. Unsec’d. Notes	3.400%	05/15/25		6,855	6,567,275
AT&T, Inc., Sr. Unsec’d. Notes	4.500%	05/15/35		1,010	910,914
AT&T, Inc., Sr. Unsec’d. Notes	4.750%	05/15/46		1,520	1,347,760
AT&T, Inc., Sr. Unsec’d. Notes(e)	4.800%	06/15/44		575	510,851
AT&T, Inc., Sr. Unsec’d. Notes	5.550%	08/15/41		670	660,607
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.125%	03/11/23		3,725	3,831,162
Bharti Airtel International Netherlands BV (India), Gtd. Notes, 144A	5.350%	05/20/24		1,550	1,620,522
Bharti Airtel International Netherlands BV (India), Gtd. Notes, RegS	5.125%	03/11/23		645	663,383
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	5.950%	01/15/18		170	183,479
CenturyLink, Inc., Sr. Unsec’d. Notes	5.150%	06/15/17		2,035	2,086,892
CommScope Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	6.625%	06/01/20		2,000	2,040,000
CommScope Technologies Finance LLC, Sr. Unsec’d. Notes, 144A(e)	6.000%	06/15/25		2,225	2,163,812

CommScope, Inc., Gtd. Notes, 144A	5.000%		06/15/21		2,275	2,189,687
Digicel Group Ltd. (Jamaica), Gtd. Notes, 144A	6.750%		03/01/23		2,050	1,763,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, RegS(e)	8.250%		09/30/20		1,500	1,213,313
Eileme 2 AB (Poland), Sr. Sec’d. Notes, 144A	11.625%		01/31/20		3,000	3,174,390
Eileme 2 AB (Poland), Sr. Sec’d. Notes, RegS	11.750%		01/31/20	EUR	2,935	3,366,263
Embarq Corp., Sr. Unsec’d. Notes (original cost $135,646; purchased 05/04/11-05/11/11)(b)(g)	7.082%		06/01/16		120	122,100
Embarq Corp., Sr. Unsec’d. Notes (original cost $191,888; purchased 08/17/12-10/17/12)(b)(g)	7.995%		06/01/36		175	173,308
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500%		08/01/23		2,000	1,595,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	7.250%		04/01/19		3,500	3,176,250
MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes, 144A	4.755%		11/11/24		1,465	1,269,042
SoftBank Corp. (Japan), Gtd. Notes, 144A(e)	4.500%		04/15/20		5,900	5,874,158
Sprint Communications, Inc., Gtd. Notes, 144A	9.000%		11/15/18		4,802	4,898,040
T-Mobile USA, Inc., Gtd. Notes	6.464%		04/28/19		3,850	3,970,312
TBG Global Pte Ltd. (Indonesia), Gtd. Notes, RegS	4.625%		04/03/18		1,885	1,828,752
Telesat Canada/Telesat LLC (Canada), Gtd. Notes, 144A	6.000%		05/15/17		2,400	2,418,000
Telstra Corp., Ltd. (Australia), Sr. Unsec’d. Notes, 144A	3.125%		04/07/25		2,250	2,208,791
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522%		09/15/48		2,713	2,376,908
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.672%		03/15/55		4,641	3,902,218
Verizon Communications, Inc., Sr. Unsec’d. Notes	5.012%		08/21/54		6,110	5,497,601
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		1,300	1,405,885
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Russia), Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		2,335	2,525,186
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.000%		04/15/21	GBP	720	1,062,970

						82,521,581

Textiles
Mohawk Industries, Inc., Sr. Unsec’d. Notes	3.850%		02/01/23		104	106,938

Transportation — 0.2%
AP Moeller-Maersk A/S (Denmark), Unsec’d. Notes, 144A	2.550%		09/22/19		2,450	2,437,341
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.375%		09/01/42		180	171,888
Union Pacific Corp., Sr. Unsec’d. Notes(e)	4.300%		06/15/42		600	598,581
Union Pacific Corp., Sr. Unsec’d. Notes	6.250%		05/01/34		207	258,125

						3,465,935

Trucking & Leasing
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $274,593; purchased 09/24/12)(b)(g)	2.500%		03/15/16		275	275,045
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A (original cost $449,024; purchased 01/14/13)(b)(g)	2.875%		07/17/18		450	456,036

						731,081

TOTAL CORPORATE BONDS (cost $1,020,770,823)						966,635,464

MORTGAGE-BACKED SECURITY — 0.2%
JPMorgan Resecuritization Trust, Series 2015-1, Class 6A1, 144A (cost $3,827,722)	0.702	%(a)	12/27/45		4,067	3,785,191

MUNICIPAL BONDS — 0.6%
California — 0.4%
Bay Area Toll Authority, BABs, Revenue Bonds	6.263%	04/01/49	550	762,322
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.008%	07/01/39	3,610	4,503,078
Los Angeles Department of Water & Power, BABs, Revenue Bonds	6.574%	07/01/45	585	818,912
University of California, BABs, Revenue Bonds	5.770%	05/15/43	390	488,229
University of California, Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	625	620,944
University of California, Taxable, Revenue Bonds, Series J	4.131%	05/15/45	675	682,020

				7,875,505

Colorado — 0.1%
Regional Transportation District, BABs, Revenue Bonds, Series 2010B	5.844%	11/01/50	1,190	1,578,619

Illinois
Chicago O’Hare International Airport, BABs, Revenue Bonds	6.395%	01/01/40	360	464,479

New Jersey — 0.1%
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	7.414%	01/01/40	2,000	2,918,700
Rutgers State University, BABs, Revenue Bonds	5.665%	05/01/40	200	238,766

				3,157,466

New York
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125%	07/01/52	75	73,063
New York City Water & Sewer System, BABs, Taxable, Revenue Bonds	5.882%	06/15/44	400	533,540
Port Authority of New York & New Jersey, Revenue Bonds	4.458%	10/01/62	100	99,391

				705,994

Ohio
Ohio State University, Taxable, Revenue Bonds, Series A	4.800%	06/01/2111	180	186,514

Texas
City Public Service Board of San Antonio, BABs, Taxable, Revenue Bonds	4.427%	02/01/42	120	132,481

TOTAL MUNICIPAL BONDS (cost $14,044,212)				14,101,058

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Comision Federal de Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.875%	01/15/24	1,350	1,343,250
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	5.375%	11/04/16	2,440	2,488,702
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510%	03/07/22	2,200	2,222,220
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	9.250%	04/23/19	1,950	2,160,639
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	7.000%	05/05/20	4,355	4,387,663
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, MTN, 144A	9.125%	07/02/18	4,785	5,103,203
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	10/17/16	2,000	2,080,000
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	7.750%	01/20/20	2,180	2,432,880
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	8.000%	08/07/19	2,250	2,522,250

Petrobras Global Finance BV (Mexico), Gtd. Notes	2.000%		05/20/16	1,300	1,288,625
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	7.390%		12/02/24	2,200	2,849,339
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.299%		05/15/17	325	328,276
Russian Agricultural Bank OJSC Via RSHB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	7.750%		05/29/18	1,485	1,553,859
VTB Bank OJSC Via VTB Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.875%		05/29/18	1,425	1,490,094

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $33,468,773)					32,251,000

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 7.9%
Banc of America Funding Corp., Series 2014-R2, Class 2A1, 144A	0.632	%(a)	05/26/37	3,617	3,372,325
Banc of America Funding Corp., Series 2014-R5, Class 1A1, 144A	2.328	%(a)	09/26/45	5,616	5,521,831
Banc of America Funding Corp., Series 2015-R3, Class 1A1, 144A	0.617	%(a)	03/27/36	17,537	16,284,528
Banc of America Funding Corp., Series 2015-R3, Class 6A1, 144A	0.592	%(a)	05/28/36	4,688	4,439,298
Banc of America Funding Corp., Series 2015-R4, Class 4A1, 144A	3.500	%(a)	01/01/30	4,935	4,928,837
Chase Mortgage Finance Trust, Series 2007-A1, Class 1A3	2.716	%(a)	02/25/37	316	311,856
Fannie Mae Connecticut Avenue Securities, Series 2015-C01, Class 1M1(h)	1.927	%(a)	02/25/25	2,411	2,411,994
Fannie Mae Connecticut Avenue Securities, Series 2015-C03, Class 1M2(e)(h)	5.427	%(a)	07/25/25	5,400	5,169,926
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3(h)	3.727	%(a)	10/25/27	2,000	1,860,289
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M2(h)	3.277	%(a)	04/25/28	3,000	2,999,765
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A1, 144A	0.562	%(a)	01/26/37	5,412	5,175,915
GSMSC Resecuritization Trust, Series 2015-3R, Class 1A2, 144A	0.562	%(a)	01/26/37	1,670	1,315,706
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A1, 144A	0.562	%(a)	10/26/36	5,856	5,498,040
GSMSC Resecuritization Trust, Series 2015-3R, Class 2A2, 144A	0.562	%(a)	10/26/36	1,400	992,530
GSMSC Resecuritization Trust, Series 2015-4R, Class A1, 144A	0.562	%(a)	03/26/37	11,850	11,173,607
GSMSC Resecuritization Trust, Series 2015-4R, Class A2, 144A	0.562	%(a)	03/26/37	2,702	2,051,222
JPMorgan Mortgage Trust, Series 2007-A1, Class 4A1	2.726	%(a)	07/25/35	334	333,331
LSTAR Securities Investment Trust, Series 2014-1, Class NOTE, 144A	3.526	%(a)	09/01/21	11,063	11,015,971
LSTAR Securities Investment Trust, Series 2014-2, Class A, 144A(c)	2.426	%(a)	12/01/21	9,022	8,917,609
LSTAR Securities Investment Trust, Series 2015-1, Class A, 144A	2.426	%(a)	01/01/20	13,711	13,499,433
LSTAR Securities Investment Trust, Series 2015-2, Class A, 144A	2.428	%(a)	01/01/20	12,685	12,469,320
LSTAR Securities Investment Trust, Series 2015-3, Class A, 144A	2.426	%(a)	03/01/20	10,752	10,584,458
LSTAR Securities Investment Trust, Series 2015-5, Class A1, 144A	2.426	%(a)	04/01/20	4,670	4,597,522
LSTAR Securities Investment Trust, Series 2015-6, Class A, 144A(c)	2.426	%(a)	05/01/20	18,189	17,858,938

LSTAR Securities Investment Trust, Series 2015-8, Class A2, 144A	3.928	%(a)	08/01/20		7,500	7,332,267
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 144A	2.428	%(a)	10/01/20		4,871	4,756,697
LSTAR Securities Investment Trust, Series 2016-1, Class A1, 144A(c)	2.423	%(a)	01/01/21		12,900	12,578,096
Structured Asset Securities Corp., Series 2003-37A, Class 3A7	2.589	%(a)	12/25/33		1,296	1,266,084
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-30, Class 2A1	5.042	%(a)	10/25/33		493	503,541
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-EE, Class 2A1	2.742	%(a)	12/25/34		292	294,142

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $180,306,208)						179,515,078

SOVEREIGN BONDS — 3.1%
Brazilian Government International Bond (Brazil), Unsec’d. Notes	11.000%		06/26/17	EUR	6,600	8,028,590
Cyprus Government International Bond (Cyprus), Sr. Unsec’d. Notes, MTN, 144A, RegS	4.625%		02/03/20	EUR	300	347,738
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.250%		02/01/16	JPY	100,000	826,003
Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes, MTN(b)	3.800%		08/08/17	JPY	1,010,000	7,034,686
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	2.110%		10/26/17	JPY	400,000	3,343,741
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	4.125%		02/19/18		3,490	3,619,046
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	5.375%		02/21/23		1,250	1,366,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	6.375%		03/29/21		3,750	4,249,688
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625%		03/29/41		2,000	2,727,500
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes, RegS	6.000%		01/11/19	EUR	545	675,630
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A	3.375%		07/30/25	EUR	2,975	3,051,825
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, 144A(e)	5.125%		01/15/45		1,735	1,622,216
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, MTN, 144A	2.875%		07/08/21	EUR	1,825	1,960,722
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750%		03/08/44		3,000	2,715,000
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750%		03/16/25		3,035	2,989,475
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates, RegS	1.610	%(i)	05/31/18		269	257,243
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	7.350%		07/21/25		1,000	1,255,000
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, 144A	5.125%		10/15/24		9,100	9,345,700
Portugal Government International Bond (Portugal), Unsec’d. Notes, MTN, RegS	5.125%		10/15/24		5,400	5,545,800
Republic of Serbia (Serbia), Sr. Unsec’d. Notes, RegS	6.750	%(j)	11/01/24		3,484	3,543,836
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	4.875%		01/22/24		920	997,280
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A	6.750%		02/07/22		1,200	1,417,860

Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, RegS	6.750%	02/07/22		1,500	1,772,325
South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes	3.750%	07/24/26	EUR	500	501,045

TOTAL SOVEREIGN BONDS (cost $75,319,167)					69,194,449

U.S. TREASURY OBLIGATIONS — 0.7%
U.S. Treasury Bonds(f)	2.875%	08/15/45		6,825	6,975,362
U.S. Treasury Notes(f)	1.750%	12/31/20		3,310	3,375,296
U.S. Treasury Notes	2.000%	11/30/22		85	86,883
U.S. Treasury Notes	2.250%	11/15/25		5,260	5,410,199

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,252,050)					15,847,740

TOTAL LONG-TERM INVESTMENTS (cost $2,237,364,641)					2,166,381,920

		Shares
SHORT-TERM INVESTMENTS — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 6.6%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $148,673,858; includes $112,083,679 of cash collateral for securities on loan)(k)(l)		148,673,858	148,673,858

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED* — 0.7%
Call Options — 0.6%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.25		464,250	174,094
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $118.75		191,700	3,714,187
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.00		62,900	1,066,351
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $119.50		145,300	1,770,844
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.50		145,300	170,273
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $121.75		243,800	190,469
Interest Rate Swap Options,
Receive a fixed rate of 0.25% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	134,500	246
Receive a fixed rate of 0.55% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	67,200	10,234
Receive a fixed rate of 1.50% and pay a floating rate based on 3 Month LIBOR, expiring 04/28/16	Citigroup Global Markets	89,410	1,180,174
Receive a fixed rate of 1.58% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	95,390	1,139,615
Receive a fixed rate of 1.61% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	35,330	206,148
Receive a fixed rate of 1.76% and pay a floating rate based on 3 Month LIBOR, expiring 02/23/16	Citigroup Global Markets	152,880	3,305,362
Receive a fixed rate of 1.78% and pay a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	57,870	1,118,587

			14,046,584

Put Options — 0.1%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.50		836,000	20,900
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.63		393,250	19,662
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.88		169,750	38,194
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.00		393,250	196,625
5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $97.00	BNP Paribas	42,300	287,820
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $115.50		145,300	11,352
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $116.25		69,800	5,453
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.00		62,900	4,914
Interest Rate Swap Options,
Receive a fixed rate of 2.01% and pay a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	35,330	293,337

			878,257

TOTAL OPTIONS PURCHASED (cost $7,791,422)			14,924,841

TOTAL SHORT-TERM INVESTMENTS (cost $156,465,280)			163,598,699

TOTAL INVESTMENTS BEFORE OPTIONS WRITTEN — 102.9% (cost $2,393,829,921)			2,329,980,619

OPTIONS WRITTEN* — (0.3)%
Call Options — (0.3)%
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $99.13		464,250	(383,006)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.00		132,700	(1,057,453)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.50		290,600	(1,339,484)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $120.75		365,700	(1,228,524)
Interest Rate Swap Options,
Pay a fixed rate of 0.35% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Barclays Capital Group	201,700	(2,202)
Pay a fixed rate of 1.28% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	95,390	(677,017)
Pay a fixed rate of 1.30% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	89,410	(740,105)
Pay a fixed rate of 1.48% and receive a floating rate based on 3 Month LIBOR, expiring 08/17/16	JPMorgan Chase	57,870	(700,957)
Pay a fixed rate of 1.81% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	35,330	(435,785)

			(6,564,533)

Put Options
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.38		836,000	(20,900)
1 Year Eurodollar Mid-Curve, expiring 03/11/16, Strike Price $98.75		956,250	(95,625)

5 Year CDX.NA.HY.25.V1, expiring 03/16/16, Strike Price $92.00	BNP Paribas	42,300	(80,030)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.50		145,300	(11,352)
5 Year U.S. Treasury Notes Futures, expiring 02/19/16, Strike Price $117.75		69,800	(5,453)
Interest Rate Swap Options,
Pay a fixed rate of 2.21% and receive a floating rate based on 3 Month LIBOR, expiring 04/26/16	Citigroup Global Markets	35,330	(134,725)

			(348,085)

TOTAL OPTIONS WRITTEN (premiums received $3,631,371)			(6,912,618)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 102.6% (cost $2,390,198,550)(m)			2,323,068,001
Liabilities in excess of other assets(n) — (2.6)%			(58,478,731)

NET ASSETS — 100.0%			$2,264,589,270

The following abbreviations are used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar
BABs	Build America Bonds
bps	Basis Points
BRL	Brazilian Real
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDS	Credit Default Swap
CDX	Credit Derivative Index
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBX	Commercial Mortgage Backed Securities Index
CMM	Constant Maturity Mortgage
CMS	Constant Maturity Swap
COP	Colombian Peso
CPTFEMU	Eurostat Eurozone HICP Ex Tobacco NSA
CZK	Czech Koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FRCPXTOB	France Consumer Price Index Ex Tobacco
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee

IO	Interest Only
JIBAR	Johannesburg Interbank Agreed Rate
JPY	Japanese Yen
KRW	South Korean Won
L2	Level 2
L3	Level 3
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
OIS	Overnight Index Swap
OTC	Over-the-counter
PIK	Payment-in-Kind
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2016.
(b)	Indicates a security that has been deemed illiquid.
(c)	Indicates a Level 3 security. The aggregate value of Level 3 securities is $43,832,718 and 1.9% of net assets.
(d)	Interest rate not available as of January 31, 2016.
(e)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $109,654,518; cash collateral of $112,083,679 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(f)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(g)	Indicates a restricted security; the aggregate original cost of the restricted securities is $41,075,433. The aggregate value, $37,467,929, is approximately 1.7% of net assets.
(h)	Represents Connecticut Avenue security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(i)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(j)	Represents step coupon bond. Rate shown reflects the rate in effect at January 31, 2016.
(k)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(m)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$2,408,642,090

Appreciation	19,769,167
Depreciation	(98,430,638)

Net Unrealized Depreciation	$(78,661,471)

The book basis may differ from tax basis due to certain tax-related adjustments.

(n)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
	Long Positions:
611	2 Year U.S. Treasury Notes	Mar. 2016	$133,121,965	$133,579,875	$457,910
2,818	10 Year U.S. Treasury Notes	Mar. 2016	354,610,165	365,151,156	10,540,991
394	U.S. Ultra Bonds	Mar. 2016	62,308,489	65,477,875	3,169,386

					14,168,287

	Short Positions:
139	5 Year U.S. Treasury Notes	Mar. 2016	16,672,372	16,773,391	(101,019)
175	90 Day Euro Dollar	Sep. 2017	43,268,356	43,273,125	(4,769)
175	90 Day Euro Dollar	Jun. 2017	43,310,606	43,314,687	(4,081)
175	90 Day Euro Dollar	Mar. 2017	43,351,882	43,358,438	(6,556)
175	90 Day Euro Dollar	Dec. 2017	43,222,419	43,229,375	(6,956)
869	U.S. Long Bonds	Mar. 2016	133,702,374	139,936,156	(6,233,782)

					(6,357,163)

					$7,811,124

Cash of $1,690,000 has been segregated with Goldman Sachs & Co. to cover requirements for open contracts at January 31, 2016.

Forward foreign currency exchange contracts outstanding at January 31, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/2016	BNP Paribas	AUD	148	$104,094	$104,077	$(17)
Expiring 04/15/2016	BNP Paribas	AUD	3,237	2,266,600	2,282,944	16,344
Expiring 04/15/2016	BNP Paribas	AUD	4,830	3,399,900	3,406,481	6,581
Expiring 04/15/2016	Citigroup Global Markets	AUD	4,978	3,465,046	3,510,500	45,454
Expiring 04/15/2016	JPMorgan Chase	AUD	3,338	2,314,100	2,354,186	40,086
Brazilian Real, Expiring 02/02/2016	Citigroup Global Markets	BRL	9,065	2,377,400	2,266,370	(111,030)
Expiring 02/02/2016	Credit Suisse First Boston Corp.	BRL	11,955	2,943,243	2,989,012	45,769
Expiring 02/02/2016	Toronto Dominion	BRL	11,955	2,947,596	2,989,012	41,416
British Pound, Expiring 04/28/2016	JPMorgan Chase	GBP	1,592	2,272,100	2,269,201	(2,899)
Expiring 04/28/2016	JPMorgan Chase	GBP	3,174	4,544,300	4,522,894	(21,406)
Canadian Dollar, Expiring 04/15/2016	JPMorgan Chase	CAD	3,204	2,272,099	2,286,976	14,877
Expiring 04/15/2016	JPMorgan Chase	CAD	4,953	3,433,000	3,535,789	102,789
Chilean Peso, Expiring 02/08/2016	Citigroup Global Markets	CLP	984,804	1,410,086	1,379,306	(30,780)
Expiring 02/08/2016	JPMorgan Chase	CLP	985,752	1,385,261	1,380,633	(4,628)
Expiring 02/08/2016	Morgan Stanley	CLP	1,000,363	1,411,647	1,401,098	(10,549)
Colombian Peso, Expiring 02/08/2016	JPMorgan Chase	COP	4,458,134	1,445,100	1,357,163	(87,937)
Czech Koruna, Expiring 04/22/2016	Citigroup Global Markets	CZK	60,345	2,440,844	2,424,366	(16,478)
Indian Rupee, Expiring 04/07/2016	UBS AG	INR	417,366	6,166,307	6,077,482	(88,825)
Indonesian Rupiah, Expiring 04/08/2016	Citigroup Global Markets	IDR	25,793,049	1,820,900	1,847,118	26,218

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Mexican Peso, Expiring 04/22/2016	JPMorgan Chase	MXN	23,475	$1,252,946	$1,286,844	$33,898
New Zealand Dollar, Expiring 04/15/2016	JPMorgan Chase	NZD	6,345	4,137,496	4,090,766	(46,730)
Expiring 04/15/2016	JPMorgan Chase	NZD	7,014	4,535,800	4,522,020	(13,780)
Norwegian Krone, Expiring 04/21/2016	Barclays Capital Group	NOK	19,869	2,272,100	2,286,892	14,792
Expiring 04/21/2016	BNP Paribas	NOK	29,849	3,408,100	3,435,576	27,476
Expiring 04/21/2016	BNP Paribas	NOK	49,971	5,595,232	5,751,530	156,298
Polish Zloty, Expiring 04/22/2016	Bank of America	PLN	9,945	2,410,463	2,434,235	23,772
Russian Ruble, Expiring 04/20/2016	Bank of America	RUB	177,977	2,213,368	2,306,015	92,647
Singapore Dollar, Expiring 04/26/2016	Citigroup Global Markets	SGD	4,863	3,404,800	3,406,960	2,160
Expiring 04/26/2016	Citigroup Global Markets	SGD	4,884	3,408,200	3,421,396	13,196
Expiring 04/26/2016	Toronto Dominion	SGD	6,473	4,535,800	4,535,086	(714)
South Korean Won, Expiring 02/12/2016	Bank of America	KRW	2,679,211	2,220,464	2,234,055	13,591
Expiring 02/12/2016	Barclays Capital Group	KRW	2,662,252	2,292,081	2,219,914	(72,167)
Expiring 02/12/2016	Credit Suisse First Boston Corp.	KRW	2,811,276	2,377,400	2,344,176	(33,224)
Expiring 02/12/2016	Hong Kong & Shanghai Bank	KRW	2,641,605	2,174,250	2,202,697	28,447
Turkish Lira, Expiring 02/25/2016	JPMorgan Chase	TRY	4,968	1,681,700	1,669,387	(12,313)

				$96,339,823	$96,532,157	$192,334

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar, Expiring 04/15/2016	Bank of America	AUD	11,424	$7,980,380	$8,056,386	$(76,006)
Expiring 04/15/2016	JPMorgan Chase	AUD	5,021	3,433,000	3,540,663	(107,663)
Expiring 04/15/2016	JPMorgan Chase	AUD	3,361	2,305,600	2,370,335	(64,735)
Brazilian Real, Expiring 02/02/2016	Bank of America	BRL	16,028	4,151,324	4,007,162	144,162
Expiring 02/02/2016	Barclays Capital Group	BRL	2,867	703,853	716,910	(13,057)
Expiring 02/02/2016	Goldman Sachs & Co.	BRL	7,599	1,820,900	1,899,749	(78,849)
Expiring 02/02/2016	Morgan Stanley	BRL	6,482	1,606,834	1,620,573	(13,739)
Expiring 03/02/2016	Credit Suisse First Boston Corp.	BRL	11,955	2,919,025	2,962,273	(43,248)
Expiring 03/02/2016	Toronto Dominion	BRL	11,955	2,923,201	2,962,273	(39,072)
British Pound, Expiring 04/28/2016	Citigroup Global Markets	GBP	16,907	24,098,239	24,095,261	2,978
Expiring 04/28/2016	Citigroup Global Markets	GBP	6,287	8,902,128	8,960,257	(58,129)
Expiring 04/28/2016	JPMorgan Chase	GBP	2,377	3,399,899	3,387,447	12,452
Canadian Dollar, Expiring 04/15/2016	Bank of America	CAD	16,383	11,525,284	11,695,238	(169,954)
Chilean Peso, Expiring 02/08/2016	Barclays Capital Group	CLP	762,362	1,053,350	1,067,756	(14,406)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 02/08/2016	Barclays Capital Group	CLP	369,887	$514,626	$518,060	$(3,434)
Expiring 02/08/2016	Barclays Capital Group	CLP	346,536	474,707	485,355	(10,648)
Expiring 02/08/2016	Citigroup Global Markets	CLP	740,854	1,029,250	1,037,632	(8,382)
Expiring 02/18/2016	Barclays Capital Group	CLP	370,684	514,625	518,644	(4,019)
Colombian Peso, Expiring 02/08/2016	Bank of America	COP	1,508,947	469,200	459,360	9,840
Expiring 02/08/2016	Barclays Capital Group	COP	1,946,884	587,650	592,678	(5,028)
Euro, Expiring 04/28/2016	UBS AG	EUR	58,667	63,741,171	63,709,543	31,628
Hungarian Forint, Expiring 04/22/2016	Citigroup Global Markets	HUF	398,547	1,376,673	1,385,415	(8,742)
Indian Rupee, Expiring 04/07/2016	Citigroup Global Markets	INR	208,683	3,039,371	3,038,741	630
Japanese Yen, Expiring 04/28/2016	Bank of America	JPY	164,547	1,360,701	1,362,278	(1,577)
Expiring 04/28/2016	Citigroup Global Markets	JPY	178,820	1,511,969	1,480,442	31,527
New Zealand Dollar, Expiring 04/15/2016	JPMorgan Chase	NZD	5,408	3,471,100	3,486,635	(15,535)
Expiring 04/15/2016	JPMorgan Chase	NZD	5,408	3,433,000	3,486,247	(53,247)
Expiring 04/15/2016	JPMorgan Chase	NZD	3,600	2,314,100	2,321,115	(7,015)
Expiring 04/15/2016	JPMorgan Chase	NZD	3,554	2,291,900	2,291,422	478
Expiring 04/15/2016	JPMorgan Chase	NZD	1,806	1,157,000	1,164,273	(7,273)
Expiring 04/15/2016	Toronto Dominion	NZD	5,312	3,399,900	3,424,695	(24,795)
Russian Ruble, Expiring 04/20/2016	Barclays Capital Group	RUB	80,411	1,004,322	1,041,871	(37,549)
Expiring 04/20/2016	Barclays Capital Group	RUB	39,693	502,161	514,299	(12,138)
Expiring 04/20/2016	Barclays Capital Group	RUB	3,190	39,856	41,336	(1,480)
Singapore Dollar, Expiring 04/26/2016	Citigroup Global Markets	SGD	42,175	29,464,546	29,547,187	(82,641)
South African Rand, Expiring 04/26/2016	Citigroup Global Markets	ZAR	39,873	2,377,368	2,468,412	(91,044)
South Korean Won, Expiring 02/12/2016	Barclays Capital Group	KRW	1,696,115	1,454,644	1,414,302	40,342
Expiring 02/12/2016	Citigroup Global Markets	KRW	2,132,557	1,819,200	1,778,229	40,971
Expiring 02/12/2016	Citigroup Global Markets	KRW	1,636,414	1,393,167	1,364,521	28,646
Expiring 02/12/2016	JPMorgan Chase	KRW	2,693,488	2,316,381	2,245,959	70,422
Expiring 02/12/2016	JPMorgan Chase	KRW	2,635,770	2,186,000	2,197,831	(11,831)
Swedish Krona, Expiring 04/22/2016	JPMorgan Chase	SEK	68,246	7,977,042	7,972,198	4,844
Swiss Franc, Expiring 04/28/2016	Citigroup Global Markets	CHF	21,248	20,992,144	20,822,843	169,301
Turkish Lira, Expiring 02/25/2016	Barclays Capital Group	TRY	5,325	1,748,800	1,789,487	(40,687)
Expiring 02/25/2016	Citigroup Global Markets	TRY	7,194	2,372,600	2,417,328	(44,728)
Expiring 02/25/2016	Citigroup Global Markets	TRY	770	259,562	258,593	969
Expiring 02/25/2016	JPMorgan Chase	TRY	14,039	4,683,200	4,717,611	(34,411)

Forward foreign currency exchange contracts outstanding at January 31, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 02/25/2016	JPMorgan Chase	TRY	9,259	$3,131,100	$3,111,172	$19,928

				$251,232,053	$251,807,997	$(575,944)

						$(383,610)

Cross currency exchange contracts outstanding at January 31, 2016:

Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
02/25/2016	Buy	EUR	3,256	TRY	10,658	$(51,879)	Barclays Capital Group
02/25/2016	Buy	TRY	14,164	EUR	4,284	115,885	Barclays Capital Group
02/25/2016	Buy	TRY	4,920	EUR	1,515	10,655	Barclays Capital Group
04/15/2016	Buy	AUD	4,847	JPY	401,228	97,198	JPMorgan Chase
04/15/2016	Buy	AUD	6,452	EUR	4,164	30,248	BNP Paribas
04/15/2016	Buy	CAD	6,486	EUR	4,232	36,135	JPMorgan Chase
04/22/2016	Buy	EUR	4,165	SEK	38,762	(5,637)	Citigroup Global Markets
04/28/2016	Buy	EUR	8,402	CHF	9,219	89,452	Citigroup Global Markets
04/28/2016	Buy	EUR	8,389	CHF	9,232	62,717	Citigroup Global Markets

						$384,774

Forward rate agreements outstanding at January 31, 2016:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC forward rate agreements:
57,550	02/16/16	1.620%	7 Year CMS(2)(c)	$(40,386)	$—	$(40,386)	Citigroup Global Markets
57,550	02/16/16	3.120%	CMM 102(1)(c)	68,281	—	68,281	Citigroup Global Markets

				$27,895	$—	$27,895

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Currency swap agreements outstanding at January 31, 2016:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements:
602	3 Month LIBOR	JPY	60,000	3 Month JPY LIBOR minus 54.00 bps	Barclays Capital Group	10/12/16	$106,978	$—	$106,978
1,817	3 Month LIBOR	GBP	1,200	3 Month GBP LIBOR minus 14.25 bps	Barclays Capital Group	04/05/18	109,751	—	109,751
707	3 Month LIBOR	EUR	600	3 Month EURIBOR minus 21.25 bps	Citigroup Global Markets	01/16/17	58,014	—	58,014
1,810	3 Month LIBOR	EUR	1,560	3 Month EURIBOR minus 24.50 bps	Citigroup Global Markets	01/16/17	121,358	—	121,358

Currency swap agreements outstanding at January 31, 2016 (continued):

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreements (cont’d.):
64	3 Month LIBOR plus 423 bps	JPY	5,000	3.450%	Citigroup Global Markets	03/24/17	$23,332	$311	$23,021
2,013	3 Month LIBOR	JPY	200,000	3 Month JPY LIBOR minus 53.25 bps	Citigroup Global Markets	04/24/17	361,075	—	361,075
43	3 Month LIBOR plus 208 bps	EUR	35	4.250%	Citigroup Global Markets	07/14/17	2,646	(4,000)	6,646
79	3 Month LIBOR plus 220 bps	EUR	65	4.250%	Citigroup Global Markets	07/14/17	4,823	(6,770)	11,593
9,427	3 Month LIBOR	JPY	961,510	3 Month JPY LIBOR minus 31.25 bps	Deutsche Bank AG	05/14/17	1,459,886	—	1,459,886
4,025	3 Month LIBOR	EUR	3,500	3 Month EURIBOR minus 25.00 bps	Goldman Sachs & Co.	01/20/17	232,169	—	232,169
800	3 Month LIBOR	CHF	700	3 Month CHF LIBOR minus 13.30 bps	Hong Kong & Shanghai Bank	03/21/16	116,333	—	116,333
2,656	3 Month LIBOR	GBP	1,745	3 Month GBP LIBOR minus 9.50 bps	Hong Kong & Shanghai Bank	06/04/18	169,733	—	169,733
JPY 1,010,000	3 Month JPY LIBOR minus 43.35 bps		8,574	3 Month LIBOR	JPMorgan Chase	11/26/16	(224,653)	—	(224,653)
JPY 4,040,000	3 Month JPY LIBOR minus 42.10 bps		34,223	3 Month LIBOR	JPMorgan Chase	11/28/16	(822,003)	—	(822,003)
32,517	3 Month LIBOR	EUR	28,300	3 Month EURIBOR minus 26.95	JPMorgan Chase	02/17/17	1,758,104	—	1,758,104
3,310	3 Month JPY LIBOR plus 54.25 bps	JPY	400,000	0.155%	JPMorgan Chase	10/26/17	(12,672)	—	(12,672)
8,574	3 Month LIBOR	JPY	1,010,000	3 Month JPY LIBOR minus 69.88 bps	JPMorgan Chase	11/26/24	47,214	—	47,214
34,223	3 Month LIBOR	JPY	4,040,000	3 Month JPY LIBOR minus 67.32 bps	JPMorgan Chase	11/28/24	35,654	—	35,654

							$3,547,742	$(10,459)	$3,558,201

Interest rate swap agreements outstanding at January 31, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
EUR	16,000	08/13/17	0.099%	1 Day EUR OIS(1)	$15,359	$(160,809)	$(176,168)
EUR	13,800	08/01/19	0.346%	1 Day EUR OIS(1)	43,893	(403,018)	(446,911)
EUR	17,150	05/12/25	0.895%	6 Month EURIBOR(2)	(21,143)	506,163	527,306
EUR	2,500	08/19/25	0.994%	6 Month EURIBOR(2)	1,249	94,150	92,901
GBP	7,170	11/03/24	1.960%	1 Day GBP OIS(1)	37,226	(718,823)	(756,049)
GBP	5,750	01/08/25	1.325%	1 Day GBP OIS(1)	(10,202)	(107,627)	(97,425)
MXN	460,000	02/09/18	4.630%	28 Day Mexican Interbank Rate(2)	(28,889)	261,377	290,266
MXN	200,000	04/18/19	5.480%	28 Day Mexican Interbank Rate(2)	(97,685)	325,298	422,983

Interest rate swap agreements outstanding at January 31, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2016	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
MXN	125,350	08/20/19	5.110%	28 Day Mexican Interbank Rate(2)	$(41,243)	$110,351	$151,594
MXN	2,900	05/25/22	6.370%	28 Day Mexican Interbank Rate(2)	(2,685)	8,579	11,264
MXN	162,700	08/13/24	6.120%	28 Day Mexican Interbank Rate(2)	(47,700)	200,371	248,071
MXN	124,750	12/27/24	5.795%	28 Day Mexican Interbank Rate(2)	31,445	(35,116)	(66,561)
MXN	47,600	07/27/34	6.720%	28 Day Mexican Interbank Rate(2)	4,400	9,189	4,789
	35,555	06/30/16	0.618%	3 Month LIBOR(1)	239	970	731
	112,690	06/30/16	0.655%	3 Month LIBOR(1)	431	(14,348)	(14,779)
	80,000	08/01/16	0.743%	3 Month LIBOR(1)	350	(45,584)	(45,934)
	50,000	08/04/16	0.733%	3 Month LIBOR(1)	275	(28,288)	(28,563)
	460,000	08/06/16	0.677%	3 Month LIBOR(1)	1,300	(136,715)	(138,015)
	900,000	08/07/16	0.689%	3 Month LIBOR(1)	130,834	(318,681)	(449,515)
	55,800	09/30/16	0.877%	3 Month LIBOR(1)	290	(83,012)	(83,302)
	38,000	10/02/16	0.834%	3 Month LIBOR(1)	245	(45,692)	(45,937)
	61,500	10/07/16	0.805%	3 Month LIBOR(1)	304	(62,076)	(62,380)
	171,500	10/08/16	0.815%	3 Month LIBOR(1)	(431,465)	(185,894)	245,571
	43,600	11/10/16	0.739%	3 Month LIBOR(1)	259	(28,525)	(28,784)
	133,000	03/11/17	0.966%	3 Month LIBOR(1)	(900,354)	(408,793)	491,561
	317,460	03/11/17	0.966%	3 Month LIBOR(1)	(593,688)	(975,756)	(382,068)
	346,000	01/26/18	1.124%	3 Month LIBOR(1)	(66,156)	(456,264)	(390,108)
	234,300	11/09/18	1.160%	3 Month LIBOR(1)	(88,867)	(1,258,150)	(1,169,283)
	71,400	01/06/21	1.800%	3 Month LIBOR(2)	439	1,787,130	1,786,691
	263,500	05/15/21	2.202%	3 Month LIBOR(1)	(3,255,762)	(11,942,749)	(8,686,987)
	2,570	07/31/21	2.290%	3 Month LIBOR(1)	(42,742)	(129,082)	(86,340)
	54,000	12/31/21	1.842%	3 Month LIBOR(1)	441	(1,351,619)	(1,352,060)
	167,900	06/30/22	2.020%	3 Month LIBOR(1)	1,057	(5,765,328)	(5,766,385)
	24,000	04/03/23	2.015%	3 Month LIBOR(1)	387,009	(764,094)	(1,151,103)
	16,300	06/20/23	2.604%	3 Month LIBOR(1)	(423,982)	(1,191,282)	(767,300)
	101,900	09/24/23	2.903%	3 Month LIBOR(1)	(4,887,263)	(9,727,115)	(4,839,852)
	98,000	08/15/24	2.559%	3 Month LIBOR(1)	(1,570,311)	(6,965,181)	(5,394,870)
	56,550	09/09/24	2.558%	3 Month LIBOR(1)	(904,581)	(4,012,937)	(3,108,356)
	4,300	02/23/25	2.232%	3 Month LIBOR(1)	181	(184,631)	(184,812)
	50,000	02/25/25	2.208%	3 Month LIBOR(1)	510	(2,044,739)	(2,045,249)
	13,465	04/28/26	1.909%	3 Month LIBOR(2)	259	66,298	66,039
	8,500	02/15/40	3.193%	3 Month LIBOR(1)	(567,613)	(1,581,248)	(1,013,635)
	14,000	02/15/41	2.647%	3 Month LIBOR(1)	402	(1,114,990)	(1,115,392)
	1,300	12/12/42	2.590%	3 Month LIBOR(1)	65,803	(89,024)	(154,827)
	13,400	08/21/44	3.190%	3 Month LIBOR(1)	(926,224)	(2,705,124)	(1,778,900)
	4,000	07/02/45	2.937%	3 Month LIBOR(1)	222	(590,158)	(590,380)
ZAR	234,500	08/26/20	7.855%	3 Month JIBAR(2)	(17,143)	(239,148)	(222,005)
ZAR	11,500	10/22/23	7.625%	3 Month JIBAR(2)	6,383	(43,742)	(50,125)
ZAR	88,600	11/14/23	8.190%	3 Month JIBAR(2)	(62,797)	(164,087)	(101,290)
ZAR	50,000	01/08/25	7.540%	3 Month JIBAR(2)	43,167	(236,874)	(280,041)
ZAR	14,200	01/12/25	7.430%	3 Month JIBAR(2)	14,748	(73,524)	(88,272)
ZAR	34,200	01/13/25	7.430%	3 Month JIBAR(2)	35,546	(177,072)	(212,618)
ZAR	85,600	01/13/25	7.440%	3 Month JIBAR(2)	87,573	(439,833)	(527,406)
ZAR	17,100	01/11/26	9.330%	3 Month JIBAR(2)	556	38,258	37,702
ZAR	16,800	01/11/26	9.330%	3 Month JIBAR(2)	547	37,587	37,040

					$(14,075,553)	$(53,561,031)	$(39,485,478)

Interest rate swap agreements outstanding at January 31, 2016 (continued):

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC swap agreements:
EUR	730	01/21/26	1.170%	CPTFEMU(2)	$2,204	$—	$2,204	BNP Paribas
EUR	730	01/21/26	1.200%	FRCPXTOB(1)	(4,856)	—	(4,856)	BNP Paribas
MXN	143,100	06/20/18	6.020%	28 Day Mexican Interbank Rate(2)	334,162	—	334,162	Credit Suisse First Boston Corp.
MXN	173,100	11/09/18	5.410%	28 Day Mexican Interbank Rate(2)	280,701	—	280,701	Deutsche Bank AG
MXN	19,300	04/28/23	5.100%	28 Day Mexican Interbank Rate(2)	(33,139)	—	(33,139)	Barclays Capital Group
	100,250	11/30/17	1.170%	3 Month LIBOR(1)	(813,569)	—	(813,569)	Credit Suisse First Boston Corp.
ZAR	20,000	09/03/33	8.970%	3 Month JIBAR(2)	11,741	—	11,741	Hong Kong & Shanghai Bank

					$(222,756)	$—	$(222,756)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at January 31, 2016:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2016(4)	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on credit indices—Buy Protection(1):
CDX.NA.HY.25.V1	12/20/20	5.000%	30,000	$370,833	$78,000	$(292,833)
CDX.NA.IG.24.V1	06/20/20	1.000%	236,250	(4,253,569)	(50,717)	4,202,852

				$(3,882,736)	$27,283	$3,910,019

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2016(4)	Unrealized Depreciation
Centrally cleared credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	73,600	$5,929,426	$1,859,081	$(4,070,345)
CDX.NA.HY.18.V6	06/20/17	5.000%	14,250	1,310,417	421,757	(888,660)

				$7,239,843	$2,280,838	$(4,959,005)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2):
Ameriquest Home Equity(c)	02/01/16	1.500%	1,491	$2,205	$—	$2,205	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	932	1,378	—	1,378	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	888	1,313	—	1,313	Goldman Sachs & Co.
Ameriquest Home Equity(c)	02/01/16	1.500%	749	1,107	—	1,107	Goldman Sachs & Co.
BSABS(c)	02/01/16	1.500%	710	1,050	—	1,050	Goldman Sachs & Co.
CAS(c)	02/01/16	1.500%	4,125	6,099	—	6,099	Goldman Sachs & Co.
CAS(c)	02/01/16	1.500%	1,361	2,012	—	2,012	Goldman Sachs & Co.
Chase Mortgage(c)	02/01/16	1.500%	2,011	2,973	—	2,973	Goldman Sachs & Co.
Chase Mortgage(c)	02/01/16	1.500%	1,370	2,025	—	2,025	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust(c)	02/22/16	1.500%	1,131	471	(330)	801	Goldman Sachs & Co.
COMM Mortgage Trust(c)	02/22/16	1.500%	961	400	(280)	680	Goldman Sachs & Co.

Credit default swap agreements outstanding at January 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2) (cont’d.):
Countrywide Home Equity(c)	02/01/16	1.500%	1,207	$1,791	$—	$1,791	Goldman Sachs & Co.
Countrywide Home Equity(c)	02/01/16	1.500%	3,844	5,705	—	5,705	Goldman Sachs & Co.
Countrywide Home Equity(c)	02/01/16	1.500%	1,128	1,667	—	1,667	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(c)	03/02/16	1.500%	899	112	—	112	Goldman Sachs & Co.
Federal Home Loan Mortgage Corp.(c)	03/02/16	1.500%	3,168	396	—	396	Goldman Sachs & Co.
First Franklin Home Equity(c)	02/01/16	1.500%	314	464	—	464	Goldman Sachs & Co.
Fremont Home Equity(c)	02/01/16	1.500%	880	1,300	—	1,300	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	2,843	1,184	(830)	2,014	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	349	146	(101)	247	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	756	315	(220)	535	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	529	220	(155)	375	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	584	243	(170)	413	Goldman Sachs & Co.
GS Mortgage Securities Trust(c)	02/22/16	1.500%	444	185	(129)	314	Goldman Sachs & Co.
IndyMac Alta Mortgage(c)	02/01/16	1.500%	2,405	3,553	—	3,553	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust(c)	02/22/16	1.500%	578	241	(168)	409	Goldman Sachs & Co.
Lehman Home Equity(c)	02/01/16	1.500%	1,140	1,685	—	1,685	Goldman Sachs & Co.
Lehman Home Equity(c)	02/01/16	1.500%	1,690	2,499	—	2,499	Goldman Sachs & Co.
Morgan Stanley BAML Trust(c)	02/22/16	1.500%	515	214	(151)	365	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	898	1,328	—	1,328	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	1,534	2,268	—	2,268	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	1,364	2,017	—	2,017	Goldman Sachs & Co.
New Century Home Equity(c)	02/01/16	1.500%	951	1,406	—	1,406	Goldman Sachs & Co.
Option One Home Equity(c)	02/01/16	1.500%	1,151	1,702	—	1,702	Goldman Sachs & Co.
STACR(c)	02/01/16	1.500%	1,248	1,846	—	1,846	Goldman Sachs & Co.
Terwin Mortgage Trust(c)	02/01/16	1.500%	795	1,176	—	1,176	Goldman Sachs & Co.

				$54,696	$(2,534)	$57,230

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CDX.NA.HY.17.V9	12/20/16	5.000%	5,980	$185,071	$273,252	$(88,181)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	8,510	263,371	367,585	(104,214)	Deutsche Bank AG
CDX.NA.HY.17.V9	12/20/16	5.000%	3,220	99,654	135,061	(35,407)	Credit Suisse First Boston Corp.

Credit default swap agreements outstanding at January 31, 2016 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2) (cont’d.):
CDX.NA.HY.17.V9	12/20/16	5.000%	5,290	$163,717	$231,805	$(68,088)	Deutsche Bank AG
CDX.NA.HY.18.V6	06/20/17	5.000%	950	33,797	(74,153)	107,950	Citigroup Global Markets
CDX.NA.HY.18.V6	06/20/17	5.000%	2,850	101,391	(76,396)	177,787	Citigroup Global Markets
CDX.NA.HY.18.V6	06/20/17	5.000%	1,900	67,594	(39,055)	106,649	Goldman Sachs & Co.
CMBX.NA.6.AA	05/11/63	1.500%	8,000	(372,599)	(489,693)	117,094	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	7,000	(326,024)	38,818	(364,842)	UBS AG
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(1,094,510)	296,195	(1,390,705)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,500	(1,094,509)	312,157	(1,406,666)	Credit Suisse First Boston Corp.
CMBX.NA.6.AA	05/11/63	1.500%	23,000	(1,071,222)	268,547	(1,339,769)	Deutsche Bank AG

				$(3,044,269)	$1,244,123	$(4,288,392)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2016(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on sovereign issues—Sell Protection(2):
Kingdom of Spain	12/20/20	1.000%	32,160	0.919%	$160,718	$(7,147)	$167,865	JPMorgan Chase
Mexico United Mexican States Government	12/20/20	1.000%	7,000	1.940%	(294,193)	(123,938)	(170,255)	Goldman Sachs & Co.
Peoples Republic of China	03/20/22	1.000%	5,000	1.454%	(123,022)	(79,787)	(43,235)	Deutsche Bank AG
Republic of Indonesia	09/20/20	1.000%	8,000	2.213%	(408,666)	(322,295)	(86,371)	Barclays Capital Group
Republic of Italy	09/20/20	1.000%	12,000	1.117%	(48,055)	(63,449)	15,394	JPMorgan Chase
Republic of Panama Government	09/20/20	1.000%	1,700	1.945%	(68,222)	(43,542)	(24,680)	Deutsche Bank AG
Republic of Portugal	12/20/20	1.000%	1,800	2.184%	(93,821)	(63,833)	(29,988)	Goldman Sachs & Co.
Republic of Slovenia	09/20/20	1.000%	2,500	1.019%	869	(18,359)	19,228	Barclays Capital Group
Republic of Slovenia	09/20/20	1.000%	25,000	1.019%	8,693	(181,167)	189,860	Barclays Capital Group
Republic of Turkey	09/20/20	1.000%	2,000	2.687%	(142,359)	(148,017)	5,658	Barclays Capital Group

					$(1,008,058)	$(1,051,534)	$43,476

Cash of $35,660,000 and U.S. Treasury Obligations with a combined market value of $6,390,131 and have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate and credit default swap contracts at January 31, 2016.

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when comprised to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at January 31, 2016:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	01/12/41	17,432	Receive fixed payments based on the IOS.FN30.450.10 Index and pay variable payments based on the 1 Month LIBOR	$(292,818)	$(48,441)	$(244,377)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Debt Obligation	$—	$2,453,679	$—
Collateralized Loan Obligations	—	359,153,352	—
Non-Residential Mortgage-Backed Securities	—	48,222,577	—
Residential Mortgage-Backed Securities	—	252,679,969	—
Bank Loans	—	86,111,665	4,395,484
Commercial Mortgage-Backed Securities	—	132,035,214	—
Corporate Bonds	—	966,635,464	—
Mortgage-Backed Security	—	3,785,191	—
Municipal Bonds	—	14,101,058	—
Non-Corporate Foreign Agencies	—	32,251,000	—
Residential Mortgage-Backed Securities	—	140,160,435	39,354,643
Sovereign Bonds	—	69,194,449	—
U.S. Treasury Obligations	—	15,847,740	—
Affiliated Money Market Mutual Fund	148,673,858	—	—
Options Purchased*	7,383,318	7,541,523	—
Options Written	(4,141,797)	(2,770,821)	—
Other Financial Instruments*
Futures Contracts	7,811,124	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(383,610)	—
OTC Cross Currency Exchange Contracts	—	384,774	—
OTC Forward Rate Agreements	—	—	27,895
OTC Currency Swap Agreements	—	3,547,742	—
OTC interest rate swaps	—	(222,756)	—
Centrally cleared interest rate swaps	—	(39,485,478)	—
Centrally cleared credit default swaps	—	(1,048,986)	—
OTC credit default swaps	—	(4,052,327)	54,696
Total Return Swap Agreement	—	(292,818)	—

Total	$159,726,503	$2,085,849,036	$43,832,718

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Bank Loans	Credit Default Swaps	Forward Rate Agreements		Non-Residential Mortgage-Backed Securities	Residential Mortgage-Backed Securities
Balance as of 10/31/15	$1,375,465	$—	$(386,245)		$14,607,300	$4,939,860
Realized gain (loss)	(41,701)	—	—	**	14,658	(12,758)
Change in unrealized appreciation (depreciation)***	(32,787)	54,696	414,140		(8,271)	(225,605)
Purchases	4,441,712	—	—		—	14,845,257
Sales	(1,347,205)	—	—		(14,613,687)	(3,959,928)
Accrued discount/premium	—	—	—		—	14,469
Transfer into Level 3	—	—	—		—	28,693,208
Transfer out of Level 3	—	—	—		—	(4,939,860)

Balance as of 1/31/16	$4,395,484	$54,696	$27,895		$—	$39,354,643

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally traded swaps contracts, which are recorded at the unrealized appreciation/depreciation of the instrument, and OTC swap contracts which are recorded at fair value.
**	The realized loss incurred during the period for other financial instruments was $(711,528).
***	Of which, $(210,892) was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2016	Valuation Methodology	Unobservable Inputs
Bank Loans	$4,395,484	Market Approach	Single Broker Indicative Quote
Credit Default Swaps	54,696	Model Pricing	Discretionary Volatility Factor and/or Discount Rate
Forward Rate Agreements	27,895	Model Pricing	Forward Rate Adjustment
Residential Mortgage-Backed Securities	39,354,643	Market Approach	Single Broker Indicative Quote

	$43,832,718

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$4,939,860	L3 to L2	Single Broker Indicative Quote to Multiple Broker Quotes
Residential Mortgage-Backed Securities	28,693,208	L2 to L3	Multiple Broker Quotes to Single Broker Indicative Quote

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of January 31, 2016 categorized by risk exposure:

Derivative Fair Value at 1/31/16
Credit contracts	$(4,838,827)
Interest rate contracts	(20,809,858)
Foreign exchange contracts	1,164

Total	$(25,647,521)

Prudential International Real Estate Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 95.8%
Australia — 12.0%
Dexus Property Group, REIT	87,523	$461,623
Goodman Group, REIT	112,464	492,448
Investa Office Fund, REIT	47,925	134,039
LendLease Group	10,066	93,997
Mirvac Group, REIT	271,500	370,710
Scentre Group, REIT	227,730	711,373
Stockland, REIT	107,575	315,633
Vicinity Centres, REIT	284,167	591,600
Westfield Corp., REIT	137,475	978,629

		4,150,052

Austria — 0.5%
CA Immobilien Anlagen AG*	10,291	176,486

Canada — 8.7%
Boardwalk Real Estate Investment Trust, REIT	26,509	833,362
Brookfield Canada Office Properties, REIT	9,138	170,445
Canadian Apartment Properties, REIT	37,534	801,372
Chartwell Retirement Residences, UTS, REIT	90,856	826,907
RioCan Real Estate Investment Trust, REIT	21,453	378,861

		3,010,947

France — 7.9%
Fonciere des Regions, REIT	4,109	349,126
Klepierre, REIT	11,739	508,789
Unibail-Rodamco SE, REIT	7,381	1,860,458

		2,718,373

Germany — 6.7%
ADO Properties SA*	7,336	204,915
Alstria Office REIT-AG, REIT*	18,048	224,840
Deutsche Wohnen AG	17,085	450,428
LEG Immobilien AG*	4,909	398,472
TLG Immobilien AG	16,617	317,082
VIB Vermoegen AG	4,794	86,469
Vonovia SE	20,351	620,270

		2,302,476

Hong Kong — 13.1%
Henderson Land Development Co. Ltd.	83,679	455,805
Hongkong Land Holdings Ltd.	185,900	1,165,593
Link REIT (The), REIT	127,500	731,466
Sun Hung Kai Properties Ltd.	148,000	1,605,689
Wharf Holdings Ltd. (The)	119,000	556,887

		4,515,440

Ireland — 2.1%
Green REIT PLC, REIT	111,654	181,298
Hibernia REIT PLC, REIT	169,132	237,087
Irish Residential Properties REIT PLC, REIT	253,107	302,979

		721,364

Japan — 19.4%
Activia Properties, Inc., REIT	74	332,423
Daito Trust Construction Co. Ltd.	1,800	228,845
Daiwa House Industry Co. Ltd.	18,200	513,843
Daiwa House REIT Investment Corp., REIT	9	34,712
GLP J-REIT, REIT	334	325,261

Japan Hotel REIT Investment Corp., REIT	465	353,137
Japan Retail Fund Investment Corp., REIT	149	315,622
Kenedix Retail REIT Corp., REIT	288	585,441
Mitsubishi Estate Co. Ltd.	66,000	1,306,581
Mitsui Fudosan Co. Ltd.	85,000	2,000,975
Sumitomo Realty & Development Co. Ltd.	25,000	700,807

		6,697,647

Netherlands — 0.8%
Atrium European Real Estate Ltd.*	6,402	22,019
Eurocommercial Properties NV, REIT	6,059	264,846

		286,865

Singapore — 3.9%
Ascendas Real Estate Investment Trust, REIT	219,638	360,138
Cache Logistics Trust, REIT	291,500	178,498
CapitaLand Ltd.	166,300	361,503
Keppel REIT, REIT	432,050	272,033
Mapletree Commercial Trust, REIT	165,000	155,080

		1,327,252

Spain — 0.4%
Axiare Patrimonio SOCIMI SA, REIT	11,545	139,824

Sweden — 2.4%
Atrium Ljungberg AB (Class B Stock)	8,400	121,481
Fabege AB	14,329	222,150
Hufvudstaden AB (Class A Stock)	14,600	201,189
Kungsleden AB	27,724	185,400
Pandox AB*	7,119	110,914

		841,134

Switzerland — 1.0%
PSP Swiss Property AG*	4,101	349,469

United Kingdom — 16.9%
Big Yellow Group PLC, REIT	30,908	340,390
British Land Co. PLC (The), REIT	87,048	922,140
Capital & Counties Properties PLC	51,460	272,313
Derwent London PLC, REIT	9,342	433,290
Empiric Student Property PLC, REIT	88,964	142,928
Great Portland Estates PLC, REIT	57,674	632,542
Hammerson PLC, REIT	72,666	607,063
Kennedy Wilson Europe Real Estate PLC	7,122	113,589
Land Securities Group PLC, REIT	82,198	1,289,147
Segro PLC, REIT	88,231	553,700
Shaftesbury PLC, REIT	25,523	306,390
Tritax Big Box REIT PLC, REIT	111,853	207,194

		5,820,686

TOTAL COMMON STOCKS (cost $32,823,012)		33,058,015

	Units
RIGHTS*
United Kingdom
Tritax Big Box, REIT, expiring 02/11/16 (cost $—)	10,168	869

TOTAL LONG-TERM INVESTMENTS (cost $32,823,012)		33,058,884

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,426,651)(a)	1,426,651	1,426,651

TOTAL INVESTMENTS — 99.9% (cost $34,249,663)(b)		34,485,535
Other assets in excess of liabilities — 0.1%		43,631

NET ASSETS — 100.0%		$34,529,166

The following abbreviations are used in the quarterly schedule of portfolio descriptions:

OTC	Over-the-counter
REIT	Real Estate Investment Trust
UTS	Unit Trust Security

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$35,000,740

Appreciation	1,331,614
Depreciation	(1,732,467)

Net Unrealized Depreciation	$(400,853)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,150,052	$—
Austria	—	176,486	—
Canada	3,010,947	—	—
France	—	2,718,373	—
Germany	516,224	1,786,252	—
Hong Kong	1,165,593	3,349,847	—
Ireland	540,066	181,298	—
Japan	—	6,697,647	—
Netherlands	22,019	264,846	—
Singapore	—	1,327,252	—
Spain	139,824	—	—
Sweden	—	841,134	—
Switzerland	—	349,469	—
United Kingdom	350,122	5,470,564	—
Rights
United Kingdom	—	869	—
Affiliated Money Market Mutual Fund	1,426,651	—	—

Total	$7,171,446	$27,314,089	$—

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$265,999	L1 to L2	Official Close to Model Price
Common Stocks	481,091	L2 to L1	Model Price to Official Close

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2016 were as follows:

Retail REITs	23.2%
Diversified Real Estate Activities	22.8
Real Estate Operating Companies	13.9
Diversified REITs	11.7
Office REITs	7.2
Industrial REITs	6.0
Residential REITs	6.0
Affiliated Money Market Mutual Fund	4.1
Health Care Facilities	2.4
Hotel & Resort REITs	1.0
Specialized REITs	1.0
Real Estate Development	0.3
Hotels, Resorts & Cruise Lines	0.3

99.9
Other assets in excess of liabilities	0.1

100.0%

Prudential QMA Large-Cap Core Equity Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
CONSUMER DISCRETIONARY — 14.0%
Auto Components — 0.1%
Dana Holding Corp.	11,500	$136,735

Automobiles — 0.5%
General Motors Co.	32,200	954,408

Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands, Inc.(a)	18,600	328,476
Boyd Gaming Corp.*	4,400	78,364
Jack in the Box, Inc.	3,300	256,212
Marriott Vacations Worldwide Corp.	1,600	79,024
McDonald’s Corp.	21,900	2,710,782
Sonic Corp.	3,900	114,582
Starbucks Corp.	10,300	625,931
Yum! Brands, Inc.	14,700	1,063,839

		5,257,210

Household Durables — 0.6%
Meritage Homes Corp.*	5,000	165,050
Whirlpool Corp.(a)	6,900	927,291

		1,092,341

Internet & Catalog Retail — 1.9%
Amazon.com, Inc.*	6,400	3,756,800

Leisure Products — 0.4%
Polaris Industries, Inc.	7,200	531,648
Vista Outdoor, Inc.*	5,000	241,050

		772,698

Media — 2.5%
Comcast Corp. (Class A Stock)	45,300	2,523,663
Interpublic Group of Cos., Inc. (The)	12,900	289,476
TEGNA, Inc.	10,500	252,105
Thomson Reuters Corp.	10,200	381,480
Time Warner, Inc.	5,100	359,244
Twenty-First Century Fox, Inc. (Class A Stock)	13,200	356,004
Viacom, Inc. (Class B Stock)	14,800	675,472

		4,837,444

Multiline Retail — 0.9%
Macy’s, Inc.	10,800	436,428
Nordstrom, Inc.(a)	16,800	824,880
Target Corp.	5,400	391,068

		1,652,376

Specialty Retail — 4.0%
Best Buy Co., Inc.(a)	33,100	924,483
GNC Holdings, Inc. (Class A Stock)	16,600	464,966
Home Depot, Inc. (The)	17,000	2,137,920
Murphy USA, Inc.*	3,700	214,045
Ross Stores, Inc.	26,800	1,507,768
Staples, Inc.	112,700	1,005,284
TJX Cos., Inc. (The)	22,500	1,602,900

		7,857,366

Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc. (Class B Stock)	11,800	731,718
Wolverine World Wide, Inc.	4,800	81,168

		812,886

CONSUMER STAPLES — 10.0%
Beverages — 2.5%
Coca-Cola Co. (The)(a)	47,000	2,017,240
Coca-Cola Enterprises, Inc.	2,300	106,766
PepsiCo, Inc.	27,694	2,750,014

		4,874,020

Food & Staples Retailing — 3.1%
CVS Health Corp.	22,400	2,163,616
Kroger Co. (The)	39,000	1,513,590
Wal-Mart Stores, Inc.(a)	35,370	2,347,154

		6,024,360

Food Products — 2.0%
Archer-Daniels-Midland Co.	34,400	1,216,040
Bunge Ltd.	6,500	403,065
ConAgra Foods, Inc.	17,700	737,028
Tyson Foods, Inc. (Class A Stock)(a)	27,100	1,446,056

		3,802,189

Household Products — 1.1%
Colgate-Palmolive Co.	8,400	567,252
Kimberly-Clark Corp.	10,500	1,348,410
Procter & Gamble Co. (The)	2,064	168,608

		2,084,270

Tobacco — 1.3%
Altria Group, Inc.(a)	42,400	2,591,064

ENERGY — 5.0%
Oil, Gas & Consumable Fuels — 5.0%
Alon USA Energy, Inc.(a)	5,600	70,448
Chevron Corp.	5,084	439,613
Columbia Pipeline Group, Inc.	22,100	409,955
ConocoPhillips(a)	5,700	222,756
Exxon Mobil Corp.	47,474	3,695,851
Marathon Petroleum Corp.	27,500	1,149,225
Phillips 66	17,850	1,430,678
Tesoro Corp.	9,900	863,775
Valero Energy Corp.	20,300	1,377,761

		9,660,062

FINANCIALS — 14.2%
Banks — 5.2%
Bank of America Corp.	138,368	1,956,524
Citigroup, Inc.	21,500	915,470
JPMorgan Chase & Co.	58,800	3,498,600
Regions Financial Corp.	19,300	156,716
U.S. Bancorp	7,991	320,119
Wells Fargo & Co.	64,464	3,238,027

		10,085,456

Capital Markets — 1.7%
BlackRock, Inc.(a)	4,500	1,414,170
Goldman Sachs Group, Inc. (The)	10,600	1,712,536
State Street Corp.	4,100	228,493

		3,355,199

Consumer Finance — 1.0%
Discover Financial Services	22,700	1,039,433
Nelnet, Inc. (Class A Stock)	12,000	389,640
Synchrony Financial*	18,405	523,070

		1,952,143

Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc. (Class B Stock)*	24,500	3,179,365

Insurance — 2.1%
Aflac, Inc.	22,000	1,275,120
Allstate Corp. (The)(a)	11,000	666,600
MetLife, Inc.	16,100	718,865
Old Republic International Corp.	6,400	115,712
Travelers Cos., Inc. (The)(a)	3,700	396,048
Unum Group	22,700	650,128
XL Group PLC (Ireland)	7,700	279,202

		4,101,675

Real Estate Investment Trusts (REITs) — 1.7%
Annaly Capital Management, Inc.	98,500	935,750
CBL & Associates Properties, Inc.	27,400	294,550
Geo Group, Inc. (The)	3,200	94,656
Hospitality Properties Trust	8,000	188,720
Prologis, Inc.	21,600	852,552
RLJ Lodging Trust	8,400	153,636
Ryman Hospitality Properties, Inc.	3,000	140,850
Simon Property Group, Inc.	1,400	260,792
Starwood Property Trust, Inc.	11,800	224,672
WP Carey, Inc.	2,100	122,325

		3,268,503

Real Estate Management & Development — 0.8%
CBRE Group, Inc. (Class A Stock)*	29,400	822,318
Jones Lang LaSalle, Inc.	5,700	802,104

		1,624,422

HEALTH CARE — 15.9%
Biotechnology — 3.8%
Amgen, Inc.	15,400	2,352,042
Baxalta, Inc.	3,800	152,038
Biogen Idec, Inc.*	5,200	1,419,912
Celgene Corp.*	17,700	1,775,664
Gilead Sciences, Inc.	10,500	871,500
Regeneron Pharmaceuticals, Inc.*	1,300	546,117
United Therapeutics Corp.*(a)	2,200	270,996

		7,388,269

Health Care Equipment & Supplies — 3.0%
Abbott Laboratories	21,900	828,915
Baxter International, Inc.	12,000	439,200
C.R. Bard, Inc.	3,700	678,099
Edwards Lifesciences Corp.*	11,400	891,594
Masimo Corp.*	1,800	66,150
Medtronic PLC(a)	21,400	1,624,688
Stryker Corp.	13,900	1,378,185

		5,906,831

Health Care Providers & Services — 3.5%
Aetna, Inc.	14,300	1,456,312
Anthem, Inc.	9,900	1,291,851
Cigna Corp.	2,900	387,440
Express Scripts Holding Co.*	18,600	1,336,782
Magellan Health, Inc.*	1,100	62,700
UnitedHealth Group, Inc.(a)	19,700	2,268,652

		6,803,737

Life Sciences Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.	12,800	1,690,368
VWR Corp.*	2,300	56,258

		1,746,626

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	15,800	982,128
Jazz Pharmaceuticals PLC*	6,000	772,440
Johnson & Johnson	25,499	2,663,115
Mallinckrodt PLC*(a)	12,100	702,889
Merck & Co., Inc.	16,100	815,787
Pfizer, Inc.	93,634	2,854,901
Prestige Brands Holdings, Inc.*(a)	3,800	177,384
Sucampo Pharmaceuticals, Inc. (Class A Stock)*	4,400	55,660

		9,024,304

INDUSTRIALS — 9.6%
Aerospace & Defense — 3.6%
BWX Technologies, Inc.	4,900	146,706
General Dynamics Corp.	11,800	1,578,486
Huntington Ingalls Industries, Inc.	5,100	652,188
Lockheed Martin Corp.(a)	3,200	675,200
Northrop Grumman Corp.	9,500	1,758,070
Orbital ATK, Inc.	3,600	324,828
Raytheon Co.	11,000	1,410,640
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	8,600	364,640

		6,910,758

Air Freight & Logistics — 0.6%
FedEx Corp.	8,500	1,129,480

Airlines — 1.5%
Delta Air Lines, Inc.	29,500	1,306,555
Southwest Airlines Co.(a)	37,800	1,422,036
Spirit Airlines, Inc.*	3,200	133,760

		2,862,351

Building Products — 0.9%
Allegion PLC	2,400	145,344
Masco Corp.	41,800	1,103,102
Owens Corning(a)	8,300	383,377
Universal Forest Products, Inc.	1,900	130,891

		1,762,714

Construction & Engineering — 0.1%
EMCOR Group, Inc.	4,600	210,220

Electrical Equipment — 0.2%
Acuity Brands, Inc.	1,300	263,159
Emerson Electric Co.(a)	2,500	114,950

		378,109

Industrial Conglomerates — 1.8%
3M Co.	13,900	2,098,900
Carlisle Cos., Inc.(a)	4,200	351,456
General Electric Co.	39,279	1,143,019

		3,593,375

Machinery — 0.1%
Colfax Corp.*	7,100	157,194
Rexnord Corp.*	4,400	72,028

		229,222

Road & Rail — 0.8%
AMERCO*	700	256,655
Union Pacific Corp.	18,500	1,332,000

		1,588,655

INFORMATION TECHNOLOGY — 21.7%
Communications Equipment — 1.7%
Brocade Communications Systems, Inc.	20,800	165,984
Cisco Systems, Inc.	82,150	1,954,348
Juniper Networks, Inc.(a)	38,300	903,880
NETGEAR, Inc.*	1,800	67,266
QUALCOMM, Inc.	5,100	231,234

		3,322,712

Electronic Equipment, Instruments & Components — 0.5%
CDW Corp.	2,300	88,435
Ingram Micro, Inc. (Class A Stock)	13,900	391,980
Jabil Circuit, Inc.	12,500	248,875
Sanmina Corp.*	7,500	140,550

		869,840

Internet Software & Services — 4.6%
Akamai Technologies, Inc.*	18,100	825,722
Alphabet, Inc. (Class A Stock)*	3,270	2,489,615
Alphabet, Inc. (Class C Stock)*	4,877	3,623,367
eBay, Inc.*	48,500	1,137,810
Facebook, Inc. (Class A Stock)*	7,800	875,238

		8,951,752

IT Services — 2.2%
Accenture PLC (Class A Stock)	8,500	897,090
CSRA, Inc.	1,100	29,458
International Business Machines Corp.	6,870	857,307
MasterCard, Inc. (Class A Stock)	11,100	988,233
Visa, Inc. (Class A Stock)	20,100	1,497,249

		4,269,337

Semiconductors & Semiconductor Equipment — 2.7%
Advanced Energy Industries, Inc.*	3,300	92,664
Avago Technologies Ltd. (Singapore)(a)	2,800	374,388
Integrated Device Technology, Inc.*(a)	10,200	259,896
Intel Corp.	83,000	2,574,660
ON Semiconductor Corp.*	28,600	244,816
Skyworks Solutions, Inc.	2,300	158,516
Texas Instruments, Inc.	28,500	1,508,505

		5,213,445

Software — 5.8%
Activision Blizzard, Inc.	22,300	776,486
Citrix Systems, Inc.*	16,000	1,127,360
Intuit, Inc.	12,500	1,193,875
Manhattan Associates, Inc.*	7,300	420,845
Microsoft Corp.	80,500	4,434,745
Nuance Communications, Inc.*	36,000	634,680
Oracle Corp.	57,900	2,102,349
SolarWinds, Inc.*	5,400	323,730
Solera Holdings, Inc.	2,500	135,650
Symantec Corp.	6,500	128,960

		11,278,680

Technology Hardware, Storage & Peripherals — 4.2%
Apple, Inc.	61,520	5,988,357
EMC Corp.	42,600	1,055,202
Hewlett-Packard Co.	47,700	656,352
HP, Inc.(a)	47,700	463,167

		8,163,078

MATERIALS — 1.2%
Chemicals — 1.0%
Cabot Corp.	2,500	100,850
LyondellBasell Industries NV (Class A Stock)	15,500	1,208,535
Westlake Chemical Corp.	14,200	645,816

		1,955,201

Metals & Mining — 0.2%
Steel Dynamics, Inc.	16,200	297,270

TELECOMMUNICATIONS SERVICES — 1.9%
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	6,054	218,307
Verizon Communications, Inc.	69,400	3,467,918

		3,686,225

UTILITIES — 4.7%
Electric Utilities — 2.6%
Duke Energy Corp.(a)	15,500	1,167,150
Entergy Corp.	12,100	854,018
Exelon Corp.	43,100	1,274,467
FirstEnergy Corp.	9,900	327,294
PPL Corp.	38,200	1,339,292

		4,962,221

Gas Utilities — 0.6%
AGL Resources, Inc.	14,000	889,840
UGI Corp.	10,600	360,400

		1,250,240

Independent Power & Renewable Electricity Producers — 0.6%
AES Corp.	106,000	1,007,000
NRG Energy, Inc.	8,100	86,184

		1,093,184

Multi-Utilities — 0.9%
Public Service Enterprise Group, Inc.	23,200	958,160
Sempra Energy	8,300	786,425
Vectren Corp.	2,300	96,232

		1,840,817

TOTAL LONG-TERM INVESTMENTS (cost $140,697,771)		190,421,645

SHORT-TERM INVESTMENTS — 13.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 12.9%
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $24,920,901; includes $21,739,975 of cash collateral for securities on loan)(b)(c)	24,920,901	24,920,901

	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills, 0.210%, 03/03/16(d)(e)	220	219,956
0.260%, 03/17/16(d)(e)	45	44,987

TOTAL U.S. TREASURY OBLIGATIONS (cost $264,946)		264,943

TOTAL SHORT-TERM INVESTMENTS (cost $25,185,847)		25,185,844

TOTAL INVESTMENTS — 111.2% (cost $165,883,618)(f)		215,607,489
Liabilities in excess of other assets(g) — (11.2)%		(21,586,238)

NET ASSETS — 100.0%		$194,021,251

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter

#	Principal amount shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $21,886,945; cash collateral of $21,739,975 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$165,979,390

Appreciation	52,424,587
Depreciation	(2,796,488)

Net Unrealized Appreciation	$49,628,099

The book basis may differ from tax basis due to certain tax-related adjustments.

(g)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2016:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2016	Unrealized Depreciation(1)(2)
	Long Position:
37	S&P 500 E-Mini	Mar. 2016	$3,640,533	$3,570,685	$(69,848)

(1)	U.S. Treasury Obligations with a combined market value of $264,943 have been segregated with Goldman Sachs & Co. to cover requirements for open contracts at January 31, 2016.
(2)	The amount represents Fair Value of derivative instruments subject to interest rate contracts risk exposure as of January 31, 2016.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Consumer Discretionary	$27,130,264	$—	$—
Consumer Staples	19,375,903	—	—
Energy	9,660,062	—	—
Financials	27,566,763	—	—
Health Care	30,869,767	—	—
Industrials	18,664,884	—	—
Information Technology	42,068,844	—	—
Materials	2,252,471	—	—
Telecommunications Services	3,686,225	—	—
Utilities	9,146,462	—	—
Affiliated Money Market Mutual Fund	24,920,901	—	—
U.S. Treasury Obligations	—	264,943	—
Other Financial Instruments*
Futures Contracts	(69,848)	—	—

Total	$215,272,698	$264,943	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

Prudential Real Estate Income Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.7%
COMMON STOCKS — 78.1%
Diversified REITs — 15.1%
Agellan Commercial Real Estate Investment Trust (Canada)	24,092	$149,274
First Potomac Realty Trust	8,354	81,786
Lexington Realty Trust	23,005	168,627
Mirvac Group (Australia)	15,458	21,106
NorthStar Realty Finance Corp.	12,515	148,553
STORE Capital Corp.	3,728	92,417
Suntec Real Estate Investment Trust (Singapore)	31,341	35,006

		696,769

Health Care REITs — 18.8%
Community Healthcare Trust, Inc.	11,112	205,794
Healthcare Realty Trust, Inc.	2,536	73,645
Physicians Realty Trust	7,483	127,735
Sabra Health Care REIT, Inc.	7,942	145,815
Senior Housing Properties Trust	15,925	230,594
Welltower, Inc.	1,345	83,686

		867,269

Hotel & Resort REITs — 2.4%
Chesapeake Lodging Trust	4,377	109,950

Industrial REITs — 12.9%
Ascendas Real Estate Investment Trust (Singapore)	137,051	224,721
Cache Logistics Trust (Singapore)	320,237	196,095
Prologis Property Mexico SA de CV (Mexico)*	15,339	22,327
STAG Industrial, Inc.	8,925	151,100

		594,243

Office REITs — 9.9%
Alstria Office REIT-AG (Germany)*	3,675	45,783
Dexus Property Group (Australia)	9,419	49,679
Investa Office Fund (Australia)	2,218	6,203
Keppel REIT (Singapore)	230,500	145,130
New York REIT, Inc.	4,765	48,984
Parkway Properties, Inc.	5,759	77,574
Tier REIT, Inc.	5,624	86,441

		459,794

Real Estate Management & Development — 1.5%
TLG Immobilien AG (Germany)	3,650	69,649

Residential REITs — 1.7%
Empiric Student Property PLC (United Kingdom)	49,407	79,376

Retail REITs — 15.8%
CBL & Associates Properties, Inc.	15,309	164,572
Eurocommercial Properties NV (Netherlands)	1,087	47,514
Mapletree Commercial Trust (Singapore)	8,819	8,289
National Retail Properties, Inc.	1,331	57,153
Retail Properties of America, Inc. (Class A Stock)	5,133	79,613
Slate Retail REIT (Canada)	9,047	92,285
Vicinity Centres (Australia)	58,089	120,934
WP GLIMCHER, Inc.	17,871	162,268

		732,628

TOTAL COMMON STOCKS (cost $4,171,710)		3,609,678

PREFERRED STOCKS — 20.6%
Diversified REITs — 6.2%
Gramercy Property Trust*	5,600	140,392
VEREIT, Inc.	6,025	145,805

		286,197

Hotel & Resort REITs — 1.5%
LaSalle Hotel Properties	2,900	68,730

Industrial REITs — 1.6%
STAG Industrial, Inc.	3,000	74,640

Office REITs — 1.1%
Boston Properties, Inc.	2,000	51,500

Retail REITs — 7.0%
Cedar Realty Trust, Inc.	3,250	81,250
DDR Corp.	3,900	98,553
Pennsylvania Real Estate Investment Trust	5,650	145,544

		325,347

Specialized REITs — 3.2%
Digital Realty Trust, Inc.	5,900	148,149

TOTAL PREFERRED STOCKS (cost $974,540)		954,563

TOTAL LONG-TERM INVESTMENTS (cost $5,146,250)		4,564,241

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $76,698)(a)	76,698	76,698

TOTAL INVESTMENTS — 100.4% (cost $5,222,948)(b)		4,640,939
Liabilities in excess of other assets — (0.4)%		(17,215)

NET ASSETS — 100.0%		$4,623,724

The following abbreviation is used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$5,274,605

Appreciation	47,176
Depreciation	(680,842)

Net Unrealized Depreciation	$(633,666)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified REITs	$640,657	$56,112	$—
Health Care REITs	867,269	—	—
Hotel & Resort REITs	109,950	—	—
Industrial REITs	173,427	420,816	—
Office REITs	258,782	201,012	—
Real Estate Management & Development	—	69,649	—
Residential REITs	79,376	—	—
Retail REITs	555,891	176,737	—
Preferred Stocks
Diversified REITs	286,197	—	—
Hotel & Resort REITs	68,730	—	—
Industrial REITs	74,640	—	—
Office REITs	51,500	—	—
Retail REITs	325,347	—	—
Specialized REITs	148,149	—	—
Affiliated Money Market Mutual Fund	76,698	—	—

Total	$3,716,613	$924,326	$—

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$83,455	L2 to L1	Model Price to Official Close

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2016 were as follows:

Retail REITs	22.8%
Diversified REITs	21.3
Health Care REITs	18.8
Industrial REITs	14.5
Office REITs	11.0
Hotel & Resort REITs	3.9
Specialized REITs	3.2
Residential REITs	1.7
Affiliated Money Market Mutual Fund	1.7
Real Estate Operating Companies	1.5

100.4
Liabilities in excess of other assets	(0.4)

100.0%

Prudential Select Real Estate Fund

Schedule of Investments

as of January 31, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Diversified Real Estate Activities — 9.0%
Mitsui Fudosan Co. Ltd. (Japan)	12,110	$285,080
Sun Hung Kai Properties Ltd. (Hong Kong)	12,770	138,545
Wharf Holdings Ltd. (The) (Hong Kong)	14,670	68,652

		492,277

Diversified REITs — 17.6%
British Land Co. PLC (The) (United Kingdom)	17,050	180,619
Duke Realty Corp.	7,800	157,014
Empire State Realty Trust, Inc. (Class A Stock)	7,700	127,435
First Potomac Realty Trust	10,894	106,652
Hibernia REIT PLC (Ireland)	76,962	107,884
Land Securities Group PLC (United Kingdom)	11,350	178,007
Suntec Real Estate Investment Trust (Singapore)	93,650	104,600

		962,211

Health Care REITs — 2.0%
Physicians Realty Trust	6,455	110,187

Hotel & Resort REITs — 1.7%
Sunstone Hotel Investors, Inc.	7,939	94,315

Hotels, Resorts & Cruise Lines — 3.1%
Hilton Worldwide Holdings, Inc.	9,600	170,976

Industrial REITs — 3.1%
First Industrial Realty Trust, Inc.	5,140	105,833
Segro PLC (United Kingdom)	10,300	64,638

		170,471

Office REITs — 15.6%
Great Portland Estates PLC (United Kingdom)	9,470	103,863
Hudson Pacific Properties, Inc.	10,700	271,887
Keppel REIT (Singapore)	160,630	101,138
Kilroy Realty Corp.	2,350	131,295
New York REIT, Inc.	7,579	77,912
Parkway Properties, Inc.	4,100	55,227
Tier REIT, Inc.	7,074	108,727

		850,049

Real Estate Operating Companies — 3.9%
ADO Properties SA (Germany)*	3,050	85,195
Hongkong Land Holdings Ltd. (Hong Kong)	19,950	125,086

		210,281

Residential REITs — 14.1%
Apartment Investment & Management Co. (Class A Stock)	2,900	113,535
AvalonBay Communities, Inc.	950	162,916
Boardwalk Real Estate Investment Trust (Canada)	3,200	100,598
Camden Property Trust	2,240	170,912
Empiric Student Property PLC (United Kingdom)	83,283	133,801
Irish Residential Properties REIT PLC (Ireland)	73,398	87,860

		769,622

Retail REITs — 15.6%
Acadia Realty Trust	3,500	119,350
Equity One, Inc.	7,436	206,126
General Growth Properties, Inc.	5,275	147,911
Mapletree Commercial Trust (Singapore)	97,000	91,168
Retail Properties of America, Inc. (Class A Stock)	11,500	178,365
Taubman Centers, Inc.	1,490	105,849

		848,769

Specialized REITs — 10.2%
Equinix, Inc.	480	149,074
Extra Space Storage, Inc.	1,975	179,113
Sovran Self Storage, Inc.	2,030	228,740

		556,927

TOTAL LONG-TERM INVESTMENTS (cost $5,554,330)		5,236,085

SHORT-TERM INVESTMENT — 4.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $268,243)(a)	268,243	268,243

TOTAL INVESTMENTS — 100.8% (cost $5,822,573)(b)		5,504,328
Liabilities in excess of other assets — (0.8)%		(45,561)

NET ASSETS — 100.0%		$5,458,767

The following abbreviations are used in the quarterly schedule of portfolio holdings:

OTC	Over-the-counter
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized depreciation were as follows:

Tax Basis	$5,882,174

Appreciation	130,160
Depreciation	(508,006)

Net Unrealized Depreciation	$(377,846)

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Diversified Real Estate Activities	$—	$492,277	$—
Diversified REITs	498,985	463,226	—
Health Care REITs	110,187	—	—
Hotel & Resort REITs	94,315	—	—
Hotels, Resorts & Cruise Lines	170,976	—	—
Industrial REITs	105,833	64,638	—
Office REITs	645,048	205,001	—

Real Estate Operating Companies	210,281	—	—
Residential REITs	769,622	—	—
Retail REITs	757,601	91,168	—
Specialized REITs	556,927	—	—
Affiliated Money Market Mutual Fund	268,243	—	—

Total	$4,188,018	$1,316,310	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Each Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures and options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 9

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date March 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date March 17, 2016

*	Print the name and title of each signing officer under his or her signature.